As filed with the Securities and Exchange Commission on September 29, 2008


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-03802

                          LEHMAN BROTHERS INCOME FUNDS
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                          Lehman Brothers Income Funds
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180

                             Arthur Delibert, Esq.
                                 K&L Gates LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                                     JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman California Tax-Free Money Fund (formerly, Lehman Brothers California Tax-Free Money Fund)
----------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                 SECURITY(@@)                                                                    VALUE(tt)
($000's omitted)                                                                                             ($000's omitted)
CALIFORNIA (94.2%)
       500  ABAG Fin. Au. for Nonprofit Corp. Multi-Family Hsg. Rev. (Reardon Heights Apts.), (LOC: Fannie
            Mae), Ser. 2008, 2.21%, due 8/7/08                                                                    500(u)
     1,050  ABAG Fin. Au. for Nonprofit Corp. Rev., (Katherine Delmar Burke Sch.), Ser. 2007, (LOC: Allied
            Irish Bank), 2.05%, due 8/7/08                                                                      1,050(u)(B)
       840  ABAG Fin. Au. for Nonprofit Corp. Rev., (La Jolla Country Day Sch.), Ser. 2006 A, (LOC: Allied
            Irish Bank), 2.05%, due 8/7/08                                                                        840(u)(B)
     1,200  ABN Amro Munitops Cert. Trust Rev., Ser. 2006-11, (MBIA Insured), 3.74%, due 8/7/08                 1,200(n)(u)(c)
       500  Antelope Valley East Kern Wtr. Agcy. Cert. Participation Ref., Ser. 2008 A-1, 4.00%, due 6/1/09       507
     1,200  Arvin Unified Sch. Dist. Cert. Participation (Sch. Fac. Bridge Funding Prog.), Ser. 2006, (FSA
            Insured), 2.65%, due 8/7/08                                                                         1,200(u)(p)
     1,250  Austin Trust St. Cert., Ser. 2007-315, (LOC: State Street Bank & Trust Co.), 2.31%, due 8/7/08      1,250(u)(c)
     1,000  Bay Area Toll Au. Toll Bridge Rev. (Merlots), Ser. 2008-D246 (LOC: Wachovia Bank & Trust Co.),
            2.22%, due 8/6/08                                                                                   1,000(u)
     1,100  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2048, (LOC: Branch Banking & Trust Co.), 2.19%,
            due 8/7/08                                                                                          1,100(u)
     1,000  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-28, (LOC: Branch Banking & Trust Co.), 2.23%,
            due 8/7/08                                                                                          1,000(u)
       640  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2000, (FSA Insured), 2.21%, due 8/7/08                640(u)(g)
     1,000  California Comm. Note Prog. Note Participations Trans., Ser. 2008 B, 3.00%, due 7/31/09             1,010
     1,125  California Ed. Fac. Au. Rev. (Chapman Univ.), Ser. 2000 (LOC: Allied Irish Bank), 2.00%, due
            8/6/08                                                                                              1,125(u)(B)
       500  California St. G.O. (Floaters), Ser. 2003-B2, (LOC: BNP Paribas), 1.95%, due 8/6/08                   500(u)(qq)
       585  California Statewide CDA Rev. (Chabad of CA), Ser. 2004, (LOC: Comerica Bank), 1.94%, due
            8/7/08                                                                                                585(u)(B)
     1,250  California Statewide CDA Rev. (Floaters), Ser. 2007-2089, (LOC: Wells Fargo Bank & Trust Co.),
            2.32%, due 8/7/08                                                                                   1,250(u)
       300  California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002 B, 1.95%, due 8/6/08                     300(u)(B)
     1,250  Deutsche Bank Spears/Lifers Trust Var. St. (CA Zero), Ser. 2007-DB466, (MBIA & FGIC Insured),
            2.34%, due 8/7/08                                                                                   1,250(u)(oo)
       600  Deutsche Bank Spears/Lifers Trust Var. St. (CA Zero), Ser. 2008-477, (FSA, FGIC, and AMBAC
            Insured), 2.34%, due 8/7/08                                                                           600(u)(oo)
     1,000  Deutsche Bank Spears/Lifers Trust Var. St. (Chino Basin Reg.), Ser. 2008-500, (AMBAC Insured),
            2.28%, due 8/7/08                                                                                   1,000(u)(oo)
     1,200  Eclipse Funding Trust (Solar Eclipse-Los Angeles Co. Sanitation Dist.), Ser. 2006-0055, (FGIC
            Insured), 2.29%, due 8/7/08                                                                         1,200(u)(hh)
       150  Eclipse Funding Trust (Solar Eclipse-San Francisco Bay Area), Ser. 2006-0097, (FSA Insured),
            2.33%, due 8/7/08                                                                                     150(u)(hh)
     1,200  Grossmont Cuyamaca Comm. College Dist., Ser. 2008 (LOC: Citibank N.A.), 2.23%, due 8/7/08           1,200(u)
     1,075  Los Angeles Hsg. Au. Multi-Family Hsg. Rev., Ref. (Malibu Meadows Proj.) Ser. 1998 B, (LOC:
            Fannie Mae), 1.94%, due 8/7/08                                                                      1,075(u)(B)
     1,000  Los Angeles Unified Sch. Dist., (Floater) Ser. 2007-9TP (AMBAC Insured), 2.44%, due 8/7/08          1,000(u)(t)
     1,300  Puttable Floating Option Tax-Exempt Receipts (Sacramento Co. Sanitation Dist.) (Floaters), Ser.
            2007-3934, (FGIC Insured), 2.27%, due 8/7/08                                                        1,300(u)(p)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman California Tax-Free Money Fund (cont'd)
--------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                 SECURITY(@@)                                                                    VALUE(tt)
($000's omitted)                                                                                             ($000's omitted)
     1,000  Riverside Unified Sch. Dist., Ser. 2008-9224, (LOC: Citigroup Global Markets), 2.22%, due
            8/7/08                                                                                              1,000(u)
     1,000  Sacramento Co. Wtr. Fin. Au. Rev. (Floaters), Ser. 2003-1176, (AMBAC Insured), 2.33%, due
            8/7/08                                                                                              1,000(u)(x)
     1,250  San Francisco City & Co. Redev. Agcy. Comm. Fac. Dist. Spec. Number 7 (Hunters Point), Ser.
            2005 A, (LOC: KBC Bank), 2.05%, due 8/7/08                                                          1,250(u)
     1,025  San Francisco City & Co. Unified Sch. Dist. (Merlots), Ser. 2008-D24, (FSA Insured), 2.22%, due
            8/6/08                                                                                              1,025(u)(ii)
       875  Santa Clara Co. Fin. Au. Lease Rev. (Hsg. Au. Office Proj.), Ser. 2004 A, (LOC: U.S. Bank),
            1.96%, due 8/7/08                                                                                     875(u)
       450  Sequoia Unified High Sch. Dist. (Floaters), Ser. 2007-2160, (FSA Insured), 2.63%, due 8/7/08          450(u)(jj)
     1,200  Union City Multi-Family Rev. (Floaters), Ser. 2007-122G, (LOC: Goldman Sachs), 2.25%, due
            8/7/08                                                                                              1,200(u)
                                                                                                              -------
                                                                                                               30,632
PUERTO RICO (6.5%)
       675  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Floaters), Ser. 2008-2394, (AMBAC
            Insured), 2.44%, due 8/7/08                                                                           675(u)(y)
       845  Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Floaters), Ser. 2000-377, (LOC:
            Morgan Stanley), 2.22%, due 8/7/08                                                                    845(u)(B)
       600  Puerto Rico Pub. Fin. Corp. (Floaters), Ser. 1999-502, (AMBAC Insured), 3.80%, due 8/7/08             600(u)(x)
                                                                                                              -------
                                                                                                                2,120

            TOTAL INVESTMENTS (100.7%)                                                                         32,752

            Liabilities, less cash, receivables and other assets [(0.7%)]                                        (223)

            TOTAL NET ASSETS (100.0%)                                                                         $32,529


See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                     VALUE(++)
($000's omitted)                                                                              ($000's omitted)
CERTIFICATES OF DEPOSIT (4.1%)
      5,200  Banco Bilbao Vizcaya Argentaria SA, Yankee CD, 2.45%, due 8/8/08                  5,200
      6,400  Rabobank Nederland NY, Yankee CD, 2.62%, due 8/19/08                              6,400
      5,000  Royal Bank of Canada, Yankee CD, 2.75%, due 9/23/08                               5,000

             TOTAL CERTIFICATES OF DEPOSIT                                                    16,600

COMMERCIAL PAPER (79.4%)

ASSET BACKED (34.8%)
     10,000  Amstel Funding Corp., 2.73%, due 8/6/08                                           9,996(n)
      9,356  Amsterdam Funding Corp., 2.60% & 2.71%, due 8/4/08 & 8/18/08                      9,347(n)
     11,479  Barton Capital Corp., 2.65% & 2.70%, due 9/3/08 & 9/9/08                         11,451(n)
     10,000  Charta LLC, 2.75%, due 10/8/08                                                    9,948(n)
      8,800  Ciesco LLC, 2.60% & 2.74%, due 8/20/08 & 9/4/08                                   8,780(n)
     10,000  Edison Asset Securitization, LLC, 2.56%, due 9/29/08                              9,958(n)
      2,500  Fairway Finance Corp., 2.65%, due 9/2/08                                          2,494(n)
     10,000  Grampian Funding LLC, 2.60%, due 8/8/08                                           9,995(n)
     10,000  Nordea NA, Inc., 2.52%, due 9/30/08                                               9,958(n)
     10,000  Regency Markets No. 1 LLC, 2.60%, due 8/12/08                                     9,992(n)
      9,000  Scaldis Capital LLC, 2.60%, due 8/22/08                                           8,986(n)
     10,000  Sheffield Receivables Corp., 2.65%, due 8/5/08                                    9,997(n)
     10,000  Solitaire Funding LLC, 2.55%, due 8/11/08                                         9,993(n)
     10,000  Thames Asset Securitization LLC, 2.55%, due 8/7/08                                9,996(n)
     10,000  Tulip Funding Corp., 2.55%, due 8/6/08                                            9,997(n)
                                                                                             -------
                                                                                             140,888
BANKING/DOMESTIC (5.7%)
     10,000  Bank of America NA, 2.85%, due 8/25/08                                            9,981
      5,000  Merrill Lynch & Co., 2.83% & 3.15%, due 8/11/08 & 10/10/08                        4,985
      8,000  Morgan Stanley, 2.97%, due 9/5/08                                                 7,977
                                                                                             -------
                                                                                              22,943
BANKING/FOREIGN (38.9%)
      9,200  ABN AMRO NA Finance, Inc., 2.65% & 2.79%, due 8/6/08 & 9/8/08                     9,186
     10,000  Allied Irish Bank, 2.65%, due 8/25/08                                             9,982(n)
      5,000  Australia & New Zealand Banking Corp., 2.65%, due 8/13/08                         4,996(n)
      1,000  Bank of Ireland, 2.65%, due 9/8/08                                                  997(n)
     10,000  BNP Paribas NY, 2.84%, due 8/15/08                                                9,989
     10,000  Caisse Nationale des Caisse d'Epargne Prevoy, 2.75%, due 10/3/08                  9,952(n)
      2,000  Calyon NY, 2.81%, due 8/15/08                                                     1,998
      7,125  CBA (Delaware) Finance, Inc., 2.56%, due 8/6/08                                   7,122
      3,440  CBA (Delaware) Finance, Inc., 2.50%, due 8/21/08                                  3,435(n)
     10,000  Danske Corp., 2.60%, due 9/16/08                                                  9,967(n)
      5,000  Dexia Delaware LLC, 2.62%, due 8/7/08                                             4,998
      5,000  Dexia Delaware LLC, 2.64%, due 9/2/08                                             4,988(n)
     10,000  ING Funding LLC, 2.56% - 2.89%, due 8/5/08 - 8/7/08                               9,997
     10,000  KBC Finance Products Ltd., 2.65%, due 8/13/08                                     9,991(n)
     10,000  National Australia Bank Ltd., 2.55%, due 9/8/08                                   9,973(n)
     10,000  Royal Bank of Scotland, 2.61%, due 9/26/08                                        9,959(n)
      6,850  Societe Generale NA, 2.78%, due 9/25/08                                           6,821(n)
     10,000  Svenska Handlesbanken, Inc., 2.55%, due 8/11/08                                   9,993
      8,600  UBS Finance, Inc., 2.67%, due 9/10/08                                             8,575

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves cont'd
--------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                     VALUE(++)
($000's omitted)                                                                              ($000's omitted)
      7,093  Unicredito Italiano PLC, 2.75% - 2.90%, due 8/6/08 - 9/15/08                      7,082(n)
      7,500  Westpac Banking Corp., 2.64%, due 9/12/08                                         7,477(n)
                                                                                             -------
                                                                                             157,478

             TOTAL COMMERCIAL PAPER                                                          321,309

FLOATING RATE CORPORATE DEBT SECURITIES (7.9%)(u)

AUTOMOTIVE/ AUTO MANUFACTURING (0.3%)
      1,000  BMW US Capital LLC, Guaranteed Floating Rate Notes, 2.48%,
             due 8/14/08                                                                       1,000(n)

BANKING/DOMESTIC (1.2%)
      5,000  Wachovia Bank NA, Senior Unsecured Floating Rate Bank Notes, 2.87%,
             due 10/27/08                                                                      5,000

BANKING/FOREIGN (5.2%)
      5,000  Bank of Ireland, Unsecured Floating Rate Medium-Term Notes, 2.47%,
             due 8/18/08                                                                       5,000(n)
      5,000  Natexis Banques Populaires, Floating Rate Bonds, 2.48%, due 8/15/08               5,000(n)
      5,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 2.47%, due 8/1/08          5,000(n)
      3,000  Schreiber Capital Co. LLC, Floating Rate Bonds, 2.71%, due 8/7/08                 3,000
      3,000  Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term Notes,
             2.49%, due 8/11/08                                                                3,000(n)
                                                                                             -------
                                                                                              21,000
FINANCIAL SERVICES (1.2%)
      5,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term
             Notes, 2.62%, due 8/18/08                                                         5,000

             TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                    32,000

REPURCHASE AGREEMENTS (8.6%)
     35,000  Bank of America Repurchase Agreement 2.19%, due 8/1/08, dated 7/31/08,
             Maturity Value $35,002,129, Collateralized by $37,589,845, Freddie Mac,
             5.00%, due 7/1/38 (Collateral Value $35,700,001)                                 35,000

             TOTAL INVESTMENTS (100.0%)                                                      404,909

             Liabilities, less cash, receivables and other assets [(0.0%)]                     (102)

             TOTAL NET ASSETS (100.0%)                                                      $404,807

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008
SCHEDULE OF INVESTMENTS Neuberger Berman Core Bond Fund (formerly, Lehman Brothers Core Bond Fund)
-------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                 ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (3.9%)
           625    U.S. Treasury Bonds, 8.13%, due 8/15/19                                                 835(OO)
           140    U.S. Treasury Bonds, 5.25%, due 2/15/29                                                 151(OO)
           700    U.S. Treasury Notes, 2.63%, due 5/31/10                                                 702(OO)
           295    U.S. Treasury Notes, 3.88%, due 2/15/13                                                 303(OO)
         1,250    U.S. Treasury Notes, 3.50%, due 5/31/13                                               1,264(OO)
           625    U.S. Treasury Strips, due 8/15/14 & 2/15/25                                             389(OO)

                  TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT                    3,644
                  OF THE U.S. GOVERNMENT (COST $3,602)

U.S. GOVERNMENT AGENCY SECURITIES (2.0%)
           100    Fannie Mae, Notes, 4.75%, due 11/19/12                                                  103(OO)
           105    Fannie Mae, Notes, 3.63%, due 2/12/13                                                   104(OO)
         1,450    Freddie Mac, Notes, 4.75%, due 1/18/11                                                1,497(OO)
           200    Freddie Mac, Notes, 5.13%, due 7/15/12                                                  209(OO)

                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $1,859)                                 1,913

MORTGAGE-BACKED SECURITIES (68.1%)

ADJUSTABLE RATE MORTGAGES (15.7%)
            33    ACE Securities Corp., Ser. 2006-FM1, Class A2A, 2.50%, due 8/25/08                       33(u)(OO)
           205    ACE Securities Corp., Ser. 2006-FM1, Class A2B, 2.55%, due 8/25/08                      180(u)(OO)
            74    Banc of America Funding Corp., Ser. 2006-G, Class 2A2, 2.54%, due 8/20/08                68(u)(OO)
           107    Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 2.68%, due 8/20/08                69(u)(OO)
           304    Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.34%, due 8/20/08               261(u)(OO)
           349    Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.86%, due 8/20/08               251(u)(OO)
           367    Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.59%, due 8/25/08                    259(u)(OO)
           151    Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.48%, due 8/25/08                   105(u)(OO)
           330    Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 2.61%, due 8/25/08             218(u)(OO)
           220    Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class M2, 2.78%, due 8/25/08              30(u)(OO)
            44    Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1,
                  Class 2A2, 2.69%, due 8/25/08                                                            41(u)(OO)
           110    Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 2.83%,
                  due 8/25/08                                                                              61(u)(OO)
           485    Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.22%,
                  due 8/11/08                                                                             461(u)
           165    Countrywide Alternative Loan Trust, Ser. 2006-0C9, Class A2B, 2.70%,
                  due 8/25/08                                                                              46(u)(OO)
           505    Countrywide Asset-Backed Certificates, Ser. 2007-7, Class 2A1, 2.54%,
                  due 8/25/08                                                                             491(u)(OO)
           454    Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1, 2.55%,
                  due 8/25/08                                                                             430(u)(OO)
           131    Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 2.66%,
                  due 8/25/08                                                                             124(u)(OO)
           546    Countrywide Asset-Backed Certificates, Ser. 2006-IM1, Class A2, 2.70%,
                  due 8/25/08                                                                             471(u)(OO)
           253    Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 2.73%,
                  due 8/25/08                                                                             237(u)(OO)
           135    Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV6, 3.16%,
                  due 8/25/08                                                                              23(u)(OO)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008
SCHEDULE OF INVESTMENTS Neuberger Berman Core Bond Fund cont'd
--------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                 ($000's omitted)
           201    Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A, 2.70%, due 8/15/08           120(u)(OO)
           401    Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2,
                  Class 2A1, 5.43%, due 8/25/08                                                           285(u)(OO)
           150    Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1,
                  2.64%, due 8/15/08                                                                      142(n)(u)(OO)
           360    Credit-Based Asset Servicing and Securitization, Ser. 2006-CB6, Class A22,
                  2.55%, due 8/25/08                                                                      352(u)(OO)
           325    Credit-Based Asset Servicing and Securitization, Ser. 2007-SP2, Class A1,
                  2.61%, due 8/25/08                                                                      312(n)(u)(OO)
           800    Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3,
                  2.63%, due 8/25/08                                                                      697(u)(OO)
           137    Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2,
                  2.72%, due 8/25/08                                                                      133(u)(OO)
            51    Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 3.22%, due 8/18/08                45(u)(OO)
            38    Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 2.70%, due 8/25/08                     34(u)(OO)
           136    Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 2.68%, due 8/25/08                        128(u)(OO)
           350    First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2006-FF4,
                  Class A2, 2.65%, due 8/25/08                                                            322(u)(OO)
             4    First Franklin Mortgage Loan Trust, Asset-Backed Certificates, Ser. 2006-FF5,
                  Class 2A1, 2.51%, due 8/25/08                                                             4(u)(OO)
             5    First Franklin Mortgage Loan Trust, Asset-Backed Certificates, Ser. 2004-FFH3,
                  Class 2A1, 2.84%, due 8/25/08                                                             5(u)(OO)
           449    First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%,
                  due 8/25/08                                                                             421(u)(OO)
           239    GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%, due 8/19/08            219(u)(OO)
           360    GSAMP Trust, Ser. 2006-HE6, Class A3, 2.61%, due 8/25/08                                230(u)(OO)
           280    GSAMP Trust, Ser. 2006-HE6, Class M2, 2.77%, due 8/25/08                                 47(u)(OO)
           340    GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 5.02%, due 8/25/08                   327(u)(OO)
           535    GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 6.00%, due 8/25/08                   440(u)(OO)
           436    Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.35%, due 8/19/08             301(u)(OO)
           115    Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 2.62%, due 8/20/08             104(u)(OO)
           140    Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 2.64%, due 8/20/08             111(u)(OO)
           315    HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 6.13%, due 8/25/08                 224(u)(OO)
           195    HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 2.56%,
                  due 8/25/08                                                                             162(u)(OO)
           528    Impac Secured Assets Corp., Ser. 2006-3, Class A4, 2.55%, due 8/25/08                   500(u)(OO)
           547    Indymac Index Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 5.85%,
                  due 8/25/08                                                                             403(u)(OO)
            66    Indymac Index Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 6.08%,
                  due 8/25/08                                                                              51(u)(OO)
            20    Indymac Loan Trust, Ser. 2006-L2, Class A1, 2.51%, due 8/25/08                           20(u)(OO)
           148    Indymac Loan Trust, Ser. 2005-L2, Class A1, 2.68%, due 8/25/08                          116(u)(OO)
           513    Indymac Seconds Asset-Backed Trust, Ser. 2006-2B, Class A, 2.63%, due 8/25/08           277(u)(OO)
            33    JP Morgan Alternative Loan Trust, Ser. 2006-A3, Class 1A2, 2.53%, due 8/25/08            31(u)(OO)
            87    JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 1A2, 2.54%, due 8/25/08            83(u)(OO)
           135    JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A1B, 2.54%, due 8/25/08           131(u)(OO)
             8    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-FL1A,
                  Class A1, 2.57%, due 8/15/08                                                              8(n)(u)(OO)
           340    JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV3, 2.56%,
                  due 8/25/08                                                                             329(u)(OO)
           828    JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 5.11%, due 8/25/08                  800(u)(OO)
           642    Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 3.21%, due 10/14/08                          9(n)(u)(OO)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008
SCHEDULE OF INVESTMENTS Neuberger Berman Core Bond Fund cont'd
--------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                 ($000's omitted)
           542    Merrill Lynch First Franklin Mortgage Loan, Ser. 2007-2, Class A2A,
                  2.57%, due 8/25/08                                                                      526(u)(OO)
            42    Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 5.16%, due 8/25/08                    3(u)(OO)
           268    MortgageIT Trust, Ser. 2005-3, Class A1, 2.76%, due 8/25/08                             201(u)(OO)
           100    MSCC Heloc Trust, Ser. 2003-2, Class A, 2.72%, due 8/25/08                               74(u)(OO)
           339    Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 2.58%, due
                  8/25/08                                                                                 278(u)(OO)
           310    Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 2.72%,
                  due 8/25/08                                                                             257(u)(OO)
           800    Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 2.56%,
                  due 8/25/08                                                                             738(u)(OO)
           121    Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1, 2.55%,
                  due 8/25/08                                                                             117(u)(OO)
           150    Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 2.67%, due
                  8/25/08                                                                                  81(u)(OO)
           335    Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.60%, due
                  8/25/08                                                                                 266(u)
           439    Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.96%, due
                  8/25/08                                                                                 319(u)
            18    Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII,
                  3.14%, due 8/25/08                                                                        9(u)(OO)
            50    Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII,
                  3.18%, due 8/25/08                                                                       35(u)(OO)
             9    Saxon Asset Securities Trust, Ser. 2004-1, Class A, 3.00%, due 8/25/08                    7(u)(OO)
             4    Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A,
                  3.14%, due 8/25/08                                                                        3(u)(OO)
            38    Thornburg Mortgage Securities Trust, Ser. 2006-2, Class A1B, 2.51%, due
                  8/25/08                                                                                  38(u)(OO)
            67    Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A, 2.71%, due
                  8/25/08                                                                                  53(u)(OO)
                                                                                                       ------
                                                                                                       14,787
FANNIE MAE (47.7%)
           428    Pass-Through Certificates, 6.00%, due 11/1/15 & 2/1/38                                  433
         4,837    Pass-Through Certificates, 5.00%, due 3/1/21 - 4/1/38                                 4,734
           122    Pass-Through Certificates, 8.50%, due 4/1/34                                            133
         4,788    Pass-Through Certificates, 5.50%, due 11/1/35 - 2/1/38                                4,691
         2,240    Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity                               2,250(O)
         5,225    Pass-Through Certificates, 5.00%, TBA, 15 Year Maturity                               5,130(O)
        13,130    Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity                              12,465(O)
        15,360    Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity                              15,029(O)
                                                                                                       ------
                                                                                                       44,865
FREDDIE MAC (4.7%)
           124    Pass-Through Certificates, 5.00%, due 5/1/23                                            122
           131    Pass-Through Certificates, 6.50%, due 11/1/25                                           136
           223    Pass-Through Certificates, 5.71%, due 6/1/36                                            226(OO)
           988    Pass-Through Certificates, 5.77%, due 7/1/36                                            998(OO)
           623    Pass-Through Certificates, 5.37%, due 2/1/37                                            629(OO)
           691    Pass-Through Certificates, 5.55%, due 2/1/37                                            700(OO)
         1,544    Pass-Through Certificates, 5.25%, due 4/1/37                                          1,551(OO)
                                                                                                       ------
                                                                                                        4,362

                  TOTAL MORTGAGE-BACKED SECURITIES (COST $68,302)                                      64,014

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008
SCHEDULE OF INVESTMENTS Neuberger Berman Core Bond Fund cont'd
--------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                 ($000's omitted)
CORPORATE DEBT SECURITIES (24.8%)

BANK (3.1%)
           295    Bank of America Corp., Senior Unsecured Notes, 5.75%, due 12/1/17                             277
           860    Bank of America Corp., Senior Unsecured Notes, 5.65%, due 5/1/18                              803
           465    Bear Stearns Co., Inc., Senior Unsecured Notes, 7.25%, due 2/1/18                             483
           510    HBOS PLC, Subordinated Notes, 6.75%, due 5/21/18                                              460(n)
           215    Household Finance Corp., Senior Unsecured Notes, 4.13%, due 11/16/09                          214
           455    JP Morgan Chase & Co., Senior Unsecured Notes, 6.40%, due 5/15/38                             419
           315    JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35                              250
                                                                                                             ------
                                                                                                              2,906
FINANCE (7.8%)
           405    American Express Credit Corp., Senior Unsecured Medium-Term Notes,
                  5.88%, due 5/2/13                                                                             398
           725    Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13                                   708
         1,010    Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14                                       916
           180    Citigroup, Inc., Senior Unsecured Notes, 6.88%, due 3/5/38                                    174
           755    General Electric Capital Corp., Senior Unsecured Notes, 5.63%, due
                  5/1/18                                                                                        734
           220    General Electric Capital Corp., Senior Unsecured Medium-Term Notes,
                  5.88%, due 1/14/38                                                                            198
            40    Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.45%, due 5/1/36                           34
         1,280    Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37                           1,131
           390    International Lease Finance Corp., Senior Unsecured Notes, 4.75%,
                  due 7/1/09                                                                                    381
           295    International Lease Finance Corp., Senior Unsecured Medium-Term Notes,
                  Ser. R, 5.63%, due 9/15/10                                                                    277
           530    Merrill Lynch & Co., Medium-Term Notes, Ser. C, 5.45%, due 2/5/13                             492
           870    Merrill Lynch & Co., Medium-Term Notes, 6.88%, due 4/25/18                                    814
           130    Merrill Lynch & Co., Subordinated Notes, 6.22%, due 9/15/26                                   103
           210    Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37                                   156
           915    Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 6.63%,
                  due 4/1/18                                                                                    847
                                                                                                             ------
                                                                                                              7,363
INDUSTRIAL (11.4%)
           450    Alcoa, Inc., Senior Unsecured Notes, 6.00%, due 7/15/13                                       450
           255    ArcelorMittal, Notes, 6.13%, due 6/1/18                                                       245(n)
           305    Cameron International Corp., Senior Unsecured Notes, 6.38%, due 7/15/18                       304
           565    Comcast Corp., Guaranteed Notes, 6.30%, due 11/15/17                                          561
           475    Continental Airlines, Inc., Pass-Through Certificates, Class A, 5.98%, due 4/19/22            382
           300    DaimlerChrysler N.A. Holding Corp., Guaranteed Notes, 4.88%, due 6/15/10                      300
           130    DCP Midstream LLC, Senior Unsecured Notes, 6.75%, due 9/15/37                                 120(n)
           660    Delta Air Lines, Pass-Through Certificates, Class A2, 7.57%, due 11/18/10                     622
           240    Enbridge Energy Partners L.P., Senior Unsecured Notes, 7.50%, due 4/15/38                     246(n)
           305    Encana Corp., Senior Unsubordinated Notes, 6.63%, due 8/15/37                                 298
           460    ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37                                   350(n)
           205    Fedex Corp., Guaranteed Notes, 5.50%, due 8/15/09                                             206
           435    GlaxoSmithKline Capital, Inc., Guaranteed Notes, 6.38%, due 5/15/38                           433
           180    International Paper Co., Senior Unsecured Notes, 8.70%, due 6/15/38                           181
           375    Kinder Morgan, Inc., Senior Unsecured Notes, 5.95%, due 2/15/18                               365
           215    Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18                                  210
           430    Nabors Industries, Inc., Guaranteed Notes, 6.15%, due 2/15/18                                 422(n)
           360    NGPL Pipeco LLC, Senior Unsecured Notes, 6.51%, due 12/15/12                                  363(n)
           360    Northwest Airlines, Inc., Pass-Through Certificates, Class A, 7.03%, due 11/1/19              285
           245    Oneok Partners L.P., Guaranteed Notes, 6.85%, due 10/15/37                                    236
           400    Oracle Corp., Senior Unsecured Notes, 6.50%, due 4/15/38                                      399
           305    Rio Tinto Finance (USA) Ltd., Guaranteed Notes, 7.13%, due 7/15/28                            310
           500    Rogers Communications, Inc., Guaranteed Notes, 6.80%, due 8/15/18                             501(O)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008
SCHEDULE OF INVESTMENTS Neuberger Berman Core Bond Fund cont'd
--------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                 ($000's omitted)

             3    Southwest Airlines Co., Pass-Through Certificates, Class A, 6.15%,
                  due 8/1/22                                                                                      2
           210    TEPPCO Partners L.P., Guaranteed Notes, 7.55%, due 4/15/38                                    215
           760    Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12                                  755
           625    Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18                                  630
           305    Time Warner Cable, Inc., Guaranteed Notes, 7.30%, due 7/1/38                                  305
           305    Union Pacific Corp., Senior Unsecured Notes, 5.75%, due 11/15/17                              296
           224    United Airlines, Inc., Pass-Through Certificates, Class A, 6.64%,
                  due 7/2/22                                                                                    172
           245    Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12                                       241
           290    XTO Energy, Inc., Senior Unsecured Notes, 6.75%, due 8/1/37                                   281
                                                                                                             ------
                                                                                                             10,686
TELECOMMUNICATIONS (1.1%)
           415    AT&T Wireless Services, Inc., Senior Unsecured Notes, 7.88%, due
                  3/1/11                                                                                        442
           360    Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12                                       359
           245    Telecom Italia Capital, Guaranteed Notes, 7.20%, due 7/18/36                                  230
                                                                                                             ------
                                                                                                              1,031
UTILITY - ELECTRIC (1.4%)
           280    Dominion Resources, Inc., Senior Unsecured Notes, 7.00%, due 6/15/38                          281
           455    Exelon Corp., LLC, Senior Unsecured Notes, 4.90%, due 6/15/15                                 417
           265    Exelon Generation Co., LLC, Senior Unsecured Notes, 6.20%, due 10/1/17                        258
           310    FirstEnergy Corp., Senior Unsecured Notes, Ser. B, 6.45%, due 11/15/11                        317
                                                                                                             ------
                                                                                                              1,273

                  TOTAL CORPORATE DEBT SECURITIES (COST $24,312)                                             23,259

ASSET-BACKED SECURITIES (30.1%)
         1,185    AmeriCredit Automobile Receivables Trust, Ser. 2008-AF, Class A2B,
                  4.21%, due 8/6/08                                                                           1,148(u)(OO)
           105    ARCap REIT, Inc., Ser. 2004-1A, Class D, 5.64%, due 4/21/39                                    77(n)
           185    Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4,
                  5.84%, due 8/11/08                                                                            171(u)
           570    Bank of America Credit Card Trust, Ser. 2007-A7, Class A7, 2.46%,
                  due 8/15/08                                                                                   563(u)(OO)
           900    Bank of America Credit Card Trust, Ser. 2007-A13, Class A13, 2.68%,
                  due 8/15/08                                                                                   895(u)(OO)
           800    Capital Auto Receivables Asset Trust, Ser. 2008-1, Class A2B, 3.16%,
                  due 8/15/08                                                                                   801(u)(OO)
           185    Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2B, 3.38%,
                  due 8/15/08                                                                                   186(u)(OO)
         1,000    Capital One Multi-Asset Execution Trust, Ser. 2008-A1, Class A, 3.21%,
                  due 8/15/08                                                                                 1,000(u)(OO)
           555    Carmax Auto Owner Trust, Ser. 2008-1, Class A2, 3.16%, due 8/15/08                            556(u)(OO)
           618    Chase Commercial Mortgage Securities Corp., Ser. 2003-3, Class A2,
                  7.32%, due 8/15/08                                                                            638(u)
         1,205    Chase Credit Card Master Trust, Ser. 2002-3, Class A, 2.63%, due
                  8/15/08                                                                                     1,202(u)(OO)
           800    Chase Issuance Trust, Ser. 2006-A3, Class A3, 2.45%, due 8/15/08                              797(u)(OO)
           350    Chase Issuance Trust, Ser. 2007-A6, Class A6, 2.46%, due 8/15/08                              346(u)(OO)
           800    Chase Issuance Trust, Ser. 2007-A14, Class A14, 2.71%, due 8/15/08                            797(u)(OO)
           890    Chase Issuance Trust, Ser. 2008-A1, Class A1, 2.91%, due 8/15/08                              887(u)(OO)
           100    Chase Issuance Trust, Ser. 2008-A7, Class A7, 3.11%, due 8/15/08                              100(u)(OO)
           470    Chase Issuance Trust, Ser. 2008-A5, Class A5, 3.60%, due 8/15/08                              472(u)(OO)
         1,580    Citibank Credit Card Issuance Trust, Ser. 2003-A9, Class A9, 2.78%,
                  due 8/20/08                                                                                 1,579(u)(OO)
           165    Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CK6,
                  Class A3, 6.39%, due 8/15/36                                                                  168
           225    Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C4,
                  Class A3, 5.12%, due 8/15/38                                                                  220
            80    Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4,
                  5.91%, due 8/15/08                                                                             74(u)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008
SCHEDULE OF INVESTMENTS Neuberger Berman Core Bond Fund cont'd
--------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                 ($000's omitted)
            45    Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4,
                  6.00%, due 8/15/08                                                                             42(u)
           250    Credit Suisse Mortgage Capital Certificates, Ser.  2008-C1, Class A3,
                  6.43%, due 8/15/08                                                                            239(u)
           670    Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A2,
                  5.36%, due 9/15/39                                                                            661
           100    Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3,
                  5.38%, due 2/15/40                                                                             91
           130    Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4,
                  5.70%, due 9/15/40                                                                            120
           597    DaimlerChrysler Auto Trust, Ser. 2007-A, Class A2B, 3.04%, due 8/8/08                         597(u)(OO)
           785    Discover Card Master Trust, Ser. 2008-A1, Class A1, 3.01%, due 8/15/08                        781(u)(OO)
           750    Discover Card Master Trust I, Ser. 2005-3 Class A, 2.48%, due 8/15/08                         749(u)(OO)
           720    Discover Card Master Trust I, Ser. 2005-4, Class A1, 2.52%, due 8/15/08                       700(u)(OO)
           835    Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2, 3.06%, due 8/15/08                       836(u)(OO)
           175    Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4,
                  5.74%, due 12/10/49                                                                           162
           480    GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.99%, due
                  8/11/08                                                                                       449(u)
         1,680    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19,
                  Class A4, 5.94%, due 8/12/08                                                                1,561(u)
         1,270    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11,
                  Class A4, 6.01%, due 8/15/08                                                                1,187(u)
           180    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7,
                  Class A4, 6.07%, due 8/15/08                                                                  173(u)
           100    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB11,
                  Class A1, 4.52%, due 8/12/37                                                                  100
           220    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3,
                  Class A3, 4.96%, due 8/15/42                                                                  213
           335    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14,
                  Class ASB, 5.51%, due 12/12/44                                                                326
           200    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX,
                  Class A3, 5.42%, due 1/15/49                                                                  181
         1,270    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20,
                  Class A4, 5.79%, due 2/12/51                                                                1,177
           484    LB Commercial Conduit Mortgage Trust, Ser. 1998-C4, Class A1B, 6.21%,
                  due 10/15/35                                                                                  483
         2,050    MBNA Credit Card Master Note Trust, Ser. 2006-A4, Class A4, 2.45%, due
                  8/15/08                                                                                     2,043(u)(OO)
           685    MBNA Credit Card Master Note Trust, Ser. 2004-A7, Class A7, 2.56%, due
                  8/15/08                                                                                       682(u)(OO)
            50    Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class A1, 4.45%, due
                  9/12/42                                                                                        50
           300    Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5,
                  Class A4, 5.38%, due 8/12/48                                                                  272
           140    Morgan Stanley Capital I, Ser. 2005-T17, Class A5, 4.78%, due 12/13/41                        131
           260    Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due 3/24/39                                71(n)
           645    Nissan Auto Receivables Owner Trust, Ser. 2008-A, Class A2, 2.96%, due
                  8/15/08                                                                                       646(u)(OO)
           247    SLM Student Loan Trust, Ser. 2005-A, Class A1, 2.82%, due 9/15/08                             245(u)(OO)
           395    SLM Student Loan Trust, Ser. 2008-6, Class A1, 3.36%, due 10/27/08                            393(u)(OO)
           300    Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4, 2.76%, due
                  8/25/08                                                                                       279(u)(OO)
            10    Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.93%,
                  due 8/15/08                                                                                     9(u)

                  TOTAL ASSET-BACKED SECURITIES (COST $29,076)                                               28,326

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (2.6%)
         2,477    Neuberger Berman Prime Money Fund Trust Class (COST $2,477)                                 2,477(#)(@)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008
SCHEDULE OF INVESTMENTS Neuberger Berman Core Bond Fund cont'd
--------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                 ($000's omitted)
                  TOTAL INVESTMENTS (131.5%) (COST $129,628)                                                123,633(##)

                  Liabilities, less cash, receivables and other assets [(31.5%)]                           (29,642)

                  TOTAL NET ASSETS (100.0%)                                                                 $93,991


See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Core Plus Bond Fund (formerly, Lehman Brothers Core Plus Bond Fund)
------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                  ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (1.5%)
           90    U.S. Treasury Bonds, 8.13%, due 8/15/19                                            120
          165    U.S. Treasury Notes, 3.88%, due 2/15/13                                            170

                 TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF
                 THE U.S. GOVERNMENT (COST $289)                                                    290

U.S. GOVERNMENT AGENCY SECURITIES (3.1%)
          600    Fannie Mae, Notes, 3.60%, due 5/19/11 (COST $600)                                  599

MORTGAGE-BACKED SECURITIES (48.6%)

FANNIE MAE (48.0%)
        1,481    Pass-Through Certificates, 5.00%, due 2/1/23 - 6/1/23                            1,456
        4,425    Pass-Through Certificates, 5.50%, due 3/1/38                                     4,334
        1,407    Pass-Through Certificates, 6.00%, due 5/1/38                                     1,415
        2,300    Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity                          2,184(O)
                                                                                                  -----
                                                                                                  9,389
FREDDIE MAC (0.6%)
          124    Pass-Through Certificates, 5.00%, due 5/1/23                                       122

                 TOTAL MORTGAGE-BACKED SECURITIES (COST $9,717)                                   9,511

CORPORATE DEBT SECURITIES (27.9%)

BANK (3.2%)
          250    Bank of America Corp., Senior Unsecured Notes, 5.65%, due 5/1/18                   233
          100    Bear Stearns Co., Inc., Senior Unsecured Notes, 7.25%, due 2/1/18                  104(OO)
          105    HBOS PLC, Subordinated Notes, 6.75%, due 5/21/18                                    95(n)
           95    JP Morgan Chase & Co., Senior Unsecured Notes, 6.40%, due 5/15/38                   88
          100    UkrSibbank, Medium-Term Notes, 9.25%, due 8/4/11                                   100(n)
                                                                                                  -----
                                                                                                    620
CASH SUBSTITUTE (3.8%)
          800    CDX High Yield, Secured Notes, Ser. 10-T, 8.88%, due 6/29/13                       740(n)

FINANCE (7.0%)
           85    American Express Credit Corp., Senior Unsecured Medium-Term Notes,
                 5.88%, due 5/2/13                                                                   84
          100    Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13                         98(OO)
          225    Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14                            204(OO)
           50    Citigroup, Inc., Senior Unsecured Notes, 6.88%, due 3/5/38                          48(OO)
          140    General Electric Capital Corp., Senior Unsecured Notes, 5.63%,
                 due 5/1/18                                                                         136(OO)
           50    General Electric Capital Corp., Senior Unsecured Medium-Term Notes,
                 5.88%, due 1/14/38                                                                  45(OO)
          275    Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37                  243(OO)
          125    Merrill Lynch & Co., Medium-Term Notes, Ser. C, 5.45%, due 2/5/13                  116(OO)
          200    Merrill Lynch & Co., Medium-Term Notes, 6.88%, due 4/25/18                         187(OO)
          100    Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37                         74
          150    Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 6.63%,
                 due 4/1/18                                                                         139(OO)
                                                                                                  -----
                                                                                                  1,374
INDUSTRIAL (10.7%)
           90    Alcoa, Inc., Senior Unsecured Notes, 6.00%, due 7/15/13                             90
           55    ArcelorMittal, Notes, 6.13%, due 6/1/18                                             53(n)
           60    Cameron International Corp., Senior Unsecured Notes, 6.38%, due 7/15/18             60
          125    Comcast Corp., Guaranteed Notes, 6.30%, due 11/15/17                               124(OO)

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Core Plus Bond Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                  ($000's omitted)
          175    Continental Airlines, Inc., Pass-Through Certificates, Class A,
                  5.98%, due 4/19/22                                                                141(OO)
           75    DaimlerChrysler N.A. Holding Corp., Guaranteed Notes, 4.88%,
                 due 6/15/10                                                                         75(OO)
          150    Delta Air Lines, Pass-Through Certificates, Class A2, 7.57%,
                 due 11/18/10                                                                       141(OO)
           50    Enbridge Energy Partners L.P., Senior Unsecured Notes, 7.50%,
                 due 4/15/38                                                                         51(n)
           75    Encana Corp., Senior Unsubordinated Notes, 6.63%, due 8/15/37                       73(OO)
          125    ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37                         95(n)(OO)
           95    GlaxoSmithKline Capital, Inc., Guaranteed Notes, 6.38%, due 5/15/38                 95
           40    International Paper Co., Senior Unsecured Notes, 8.70%, due 6/15/38                 40
           75    Kinder Morgan, Inc., Senior Unsecured Notes, 5.95%, due 2/15/18                     73(OO)
           50    Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18                        49(OO)
           85    Nabors Industries, Inc., Guaranteed Notes, 6.15%, due 2/15/18                       83(n)
          100    NGPL Pipeco LLC, Senior Unsecured Notes, 6.51%, due 12/15/12                       101(n)
           50    Oneok Partners L.P., Guaranteed Notes, 6.85%, due 10/15/37                          48
          100    Oracle Corp., Senior Unsecured Notes, 6.50%, due 4/15/38                           100
          100    Rogers Communications, Inc., Guaranteed Notes, 6.80%, due 8/15/18                  100(O)
            1    Southwest Airlines Co., Pass-Through Certificates, Class A, 6.15%,
                 due 8/1/22                                                                           1(OO)
           50    TEPPCO Partners L.P., Guaranteed Notes, 7.55%, due 4/15/38                          51
          175    Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12                       174
          125    Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18                       126
           75    Time Warner Cable, Inc., Guaranteed Notes, 7.30%, due 7/1/38                        75
           75    XTO Energy, Inc., Senior Unsecured Notes, 6.75%, due 8/1/37                         73(OO)
                                                                                                  -----
                                                                                                  2,092
SOVEREIGN (0.5%)
          100    TGI International Ltd., Guaranteed Notes, 9.50%, due 10/3/17                        99

STEEL (0.5%)
          100    Steel Capital, Secured Notes, 9.75%, due 7/29/13                                   100(n)

TELECOMMUNICATIONS (1.4%)
          100    AT&T Wireless Services, Inc., Senior Unsecured Notes, 7.88%,
                 due 3/1/11                                                                         107
          100    Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12                            100
           75    Telecom Italia Capital, Guaranteed Notes, 7.20%, due 7/18/36                        70
                                                                                                  -----
                                                                                                    277
UTILITY - ELECTRIC (0.8%)
           60    Dominion Resources, Inc., Senior Unsecured Notes, 7.00%, due 6/15/38                60
           95    Exelon Corp., LLC, Senior Unsecured Notes, 4.90%, due 6/15/15                       87
                                                                                                    147

                 TOTAL CORPORATE DEBT SECURITIES (COST $5,762)                                    5,449

ASSET-BACKED SECURITIES (13.2%)
          250    AmeriCredit Automobile Receivables Trust, Ser. 2008-AF, Class A2B,
                 4.21%, due 8/6/08                                                                  242(u)
          500    Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4,
                 5.84%, due 8/11/08                                                                 462(u)(OO)
           40    Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2B, 3.38%,
                 due 8/15/08                                                                         40(u)
          300    GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.99%,
                 due 8/11/08                                                                        280(u)(OO)
          500    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11,
                 Class A4, 6.01%, due  8/15/08                                                      468(u)(OO)
        1,025    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14,
                 Class ASB, 5.51%, due 12/12/44                                                     998(u)(OO)

          100    SLM Student Loan Trust, Ser. 2008-6, Class A1, 3.36%, due 10/27/08                 100(u)

                 TOTAL ASSET-BACKED SECURITIES (COST $2,720)                                      2,590

FOREIGN GOVERNMENT SECURITIES (0.8%)
           50    Republic of Indonesia, Senior Unsecured Bonds, 6.75%, due 3/10/14                   50
           25    Republic of Turkey, Unsecured Notes, 7.38%, due 2/5/25                              25
           25    Republic of Venezuela, Unsecured Notes, 7.65%, due 4/21/25                          19

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Core Plus Bond Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                  ($000's omitted)
           25    Republic of Venezuela, Unsecured Bonds, 7.00%, due 3/31/38                          17
           49    Russian Federation, Unsubordinated Bonds, 7.50%, due 3/31/30                        55(n)
                                                                                                -------
                 TOTAL FOREIGN GOVERNMENT SECURITIES (COST $168)                                    166

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (15.5%)
        3,038    Neuberger Berman Prime Money Fund Trust Class, 2.33%, due 12/1/30
                 (Cost $3,038)                                                                    3,038(@)

                 TOTAL INVESTMENTS (110.6%) (COST $22,294)                                       21,643(##)

                 Liabilities, less cash, receivables and other assets [(10.6%)]                 (2,078)

                 TOTAL NET ASSETS (100.0%)                                                      $19,565

See Notes to Schedule of Investments

                                                                                                                       July 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman High Income Bond Fund (formerly, Lehman Brothers High Income Bond Fund)
----------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                         ($000's omitted)
BANK LOAN OBLIGATIONS (0.5%)
AUTOMOTIVE (0.5%)
              1,560  General Motors Corp., Guaranteed Notes, 5.45%, due 11/29/13 (COST
                     $1,390)                                                                                 1,220(O)

CORPORATE DEBT SECURITIES (96.6%)

AEROSPACE/DEFENSE (2.5%)
              5,525  L-3 Communications Corp., Guaranteed Senior Unsecured Subordinated
                     Notes, 7.63%, due 6/15/12                                                               5,594
              1,125  L-3 Communications Corp., Guaranteed Senior Unsecured Subordinated
                     Notes, 6.13%, due 7/15/13                                                               1,074
                                                                                                            ------
                                                                                                             6,668
AIRLINES (0.4%)
              1,426  Continental Airlines, Inc., Pass-Through Certificates, 9.80%, due 4/1/21                1,027

AUTO LOANS (3.5%)
                525  Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11                          423
              2,170  Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due 10/25/11                      1,641
              5,690  Ford Motor Credit Co., Senior Unsecured Notes, 7.80%, due 6/1/12                        4,273
              3,400  General Motors Acceptance Corp., Senior Unsecured Notes, 6.88%, due
                     9/15/11                                                                                 2,245
              1,030  General Motors Acceptance Corp., Senior Unsecured Notes, 7.00%, due
                      2/1/12                                                                                   652
                                                                                                            ------
                                                                                                             9,234
AUTOMOTIVE (1.5%)
              1,865  Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31                                970
              4,395  General Motors Corp., Senior Unsecured Notes, 7.20%, due 1/15/11                        2,889(E)

                                                                                                             3,859
BEVERAGE (1.2%)
              1,925  Constellation Brands, Inc., Guaranteed Notes, 8.38%, due 12/15/14                       1,968
              1,375  Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16                         1,327
                                                                                                            ------
                                                                                                             3,295
BUILDING & CONSTRUCTION (0.3%)
                675  K. Hovnanian Enterprises, Inc., Guaranteed Notes, 11.50%, due 5/1/13                      683(n)

CHEMICALS (1.3%)
                995  Airgas, Inc., Guaranteed Notes, 7.13%, due 10/1/18                                      1,000(n)
              1,045  MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17                            956(n)
              1,680  Momentive Performance Materials, Inc., Guaranteed Notes, 10.13%, due
                      12/1/14                                                                                1,470
                                                                                                            ------
                                                                                                             3,426
ELECTRIC - GENERATION (8.9%)
              3,867  AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                                     4,012(n)
              1,960  AES Corp., Senior Notes, 8.00%, due 6/1/20                                              1,887(n)
              6,715  Dynegy-Roseton Danskamme, Pass-Through Certificates, Ser. B, 7.67%,
                     due 11/8/16                                                                             6,572
                825  Edison Mission Energy, Senior Unsecured Notes, 7.50%, due 6/15/13                         829
              3,700  Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27                       3,256
              1,700  Mirant Mid-Atlantic LLC, Pass-Through Certificates, Ser. A, 8.63%, due
                     6/30/12                                                                                 1,789
              5,300  NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16                                   5,141
                                                                                                            ------
                                                                                                            23,486
ELECTRIC - INTEGRATED (5.6%)
              1,930  CMS Energy Corp., Senior Unsecured Notes, 8.50%, due 4/15/11                            2,037

See Notes to Schedule of Investments

                                                                                                                  July 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman High Income Bond Fund cont'd
---------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                         ($000's omitted)
              2,005  CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15                           1,987
              1,040  Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due 11/1/17                     1,071(n)
              8,535  Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17                     8,450(n)
              1,180  IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16                       1,183(n)
                                                                                                            ------
                                                                                                            14,728
ELECTRONICS (1.4%)
              3,225  Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.25%, due 11/15/14                 2,983
                935  Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due 12/15/14                      757
                                                                                                            ------
                                                                                                             3,740
Energy-Exploration & Production (6.6%)
              7,305  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13                           7,378
                130  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 6/15/14                             131
              1,630  Chesapeake Energy Corp., Guaranteed Notes, 7.00%, due 8/15/14                           1,606
                980  Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17                                   965
              1,730  Forest Oil Corp., Guaranteed Senior Unsecured Notes, 7.75%, due 5/1/14                  1,730
                410  Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11                                 420
              1,500  Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 9/1/14                  1,418
              2,420  Pioneer Natural Resources Co., Senior Unsecured Notes, 6.65%, due
                     3/15/17                                                                                 2,243
              1,435  Southwestern Energy Co., Senior Unsecured Notes, 7.50%, due 2/1/18                      1,471(n)
                                                                                                            ------
                                                                                                            17,362
ENVIRONMENTAL (1.6%)
              4,300  Allied Waste North America, Inc., Senior Secured Notes, Ser. B, 5.75%, due
                     2/15/11                                                                                 4,246

FOOD & DRUG RETAILERS (1.0%)
              1,400  Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15                                       899
                790  Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16                                 733
              1,730  Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17                                    1,112
                                                                                                            ------
                                                                                                             2,744
GAMING (5.0%)
                905  Chukchansi Economic Development Authority, Senior Unsecured Notes,
                     8.00%, due 11/15/13                                                                       742(n)
              3,645  FireKeepers Development Authority, Senior Secured Notes, 13.88%, due
                     5/1/15                                                                                  3,353(n)
                665  Fontainebleau Las Vegas Holdings LLC, Second Mortgage, 10.25%, due
                     6/15/15                                                                                   352(n)
              1,360  Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16                      1,027(n)
                890  Isle of Capri Casinos, Inc., Guaranteed Notes, 7.00%, due 3/1/14                          619(E)(OO)
              2,140  Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14                             2,204(n)
              2,005  San Pasqual Casino, Notes, 8.00%, due 9/15/13                                           1,825(n)
              3,775  Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15               3,058(n)
                                                                                                            ------
                                                                                                            13,180
GAS DISTRIBUTION (11.9%)
              1,100  AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16                        998
              3,345  El Paso Energy Corp., Senior Unsecured Notes, 6.75%, due 5/15/09                        3,363
              1,405  El Paso Natural Gas Co., Senior Unsecured Notes, 8.38%, due 6/15/32                     1,539
              1,920  Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12                    1,786
              1,595  Ferrellgas Partners L.P., 6.75%, due 5/1/14                                             1,356
              2,910  Ferrellgas Partners L.P., Senior Notes, 6.75%, due 5/1/14                               2,488(n)
                760  Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14                       642
              6,937  Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12                          6,868
                555  Kinder Morgan, Inc., Senior Unsecured Notes, 5.15%, due 3/1/15                            494
              1,860  MarkWest Energy Partners L.P., Senior Notes, 8.75%, due 4/15/18                         1,851(n)
              1,912  Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13                     1,950
              5,575  Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16                             4,794
              1,895  Williams Cos., Inc., Senior Unsecured Notes, 7.13%, due 9/1/11                          1,971


See Notes to Schedule of Investments

                                                                                                     July 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman High Income Bond Fund cont'd
---------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                         ($000's omitted)
              1,300  Williams Partners L.P., Senior Unsecured Notes, 7.25%, due 2/1/17                       1,297

                                                                                                            31,397

HEALTH SERVICES (8.5%)
              5,305  HCA, Inc., Senior Secured Notes, 9.63%, due 11/15/16                                    5,464
                875  LVB Acquisition Merger, Inc., Guaranteed Notes, 10.38%, due 10/15/17                      921
              2,280  LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due 10/15/17                    2,408
              3,282  NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 9.90%, due
                     9/15/08                                                                                 2,757(n)(u)
              4,075  Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15                               3,515
              2,860  Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27                          2,338
                790  US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12                                   778
                130  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10                                   130
                485  Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14                                     471
              1,750  Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15                                 1,724
              1,045  Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16                                   982
              1,020  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17                                   961
                                                                                                            ------
                                                                                                            22,449

HOTELS (0.3%)
                840  Host Hotels & Resorts L.P., Senior Secured Notes, 7.13%, due 11/1/13                      773

MEDIA - BROADCAST (2.0%)
              4,150  CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14                             2,615
              2,930  LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13                              2,549
                                                                                                            ------
                                                                                                             5,164
MEDIA - CABLE (7.6%)
                910  CCH I Holdings LLC, Senior Secured Notes, 11.00%, due 10/1/15                             689
              1,015  CCH II Holdings LLC, Guaranteed Notes, 10.25%, due 10/1/13                                893(E)
              1,120  Charter Communications LLC, Senior Secured Second Lien Notes, 8.00%,
                     due 4/30/12                                                                             1,067(n)
              8,450  DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13                              8,725
              4,855  EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11                                4,703
              1,535  Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due 10/15/15                     1,370
              2,515  Videotron Ltd., Guaranteed Notes, 9.13%, due 4/15/18                                    2,622(n)
                                                                                                            ------
                                                                                                            20,069
MEDIA - SERVICES (0.9%)
              2,875  WMG Acquisition Corp., Senior Subordinated Notes, 7.38%, due 4/15/14                    2,271

METALS/MINING EXCLUDING STEEL (5.5%)
              1,075  Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14                                 823
              1,120  Aleris Int'l, Inc., Guaranteed Notes, 10.00%, due 12/15/16                                773
              3,875  Arch Western Finance Corp., Senior Secured Notes, 6.75%, due 7/1/13                     3,865
              2,480  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%, due
                     4/1/17                                                                                  2,598
              3,245  Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13                                3,176
              2,735  Peabody Energy Corp., Guaranteed Senior Notes, Ser. B, 6.88%, due
                     3/15/13                                                                                 2,762
                675  Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16                                643
                                                                                                            ------
                                                                                                            14,640
NON-FOOD & DRUG RETAILERS (0.1%)
                470  Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12                                    374(OO)

PACKAGING (4.0%)
              6,415  Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12                             6,447
                360  Berry Plastics Corp., Senior Secured Floating Rate Notes, 7.54%, due
                     10/15/08                                                                                  335(u)
              1,660  Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15                               1,714
              2,400  Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14                       2,052
                                                                                                            ------
                                                                                                            10,548

See Notes to Schedule of Investments

                                                                                                     July 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman High Income Bond Fund cont'd
---------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                             VALUE(+)
($000's omitted)                                                                                         ($000's omitted)
PRINTING & PUBLISHING (1.3%)
              1,405  Dex Media West LLC, Senior Subordinated Notes, Ser. B, 9.88%, due
                     8/15/13                                                                                 1,103
                665  Dex Media, Inc., Senior Disc. Notes, Step-Up, 0.00%/9.00%, due 11/15/13                   399(**)
              1,180  Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16                                       537
              2,465  Reader's Digest Association, Inc., Senior Subordinated Notes, 9.00%, due
                     2/15/17                                                                                 1,393(n)
                                                                                                            ------
                                                                                                             3,432
RAILROADS (0.3%)
                900  TFM SA de C.V., Senior Unsubordinated Notes, 9.38%, due 5/1/12                            929

REAL ESTATE DEV. & MGT. (0.9%)
              2,495  American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%, due
                     6/1/12                                                                                  2,383

RESTAURANTS (0.4%)
              1,270  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14                                    1,079(OO)

SOFTWARE/SERVICES (1.1%)
                530  First Data Corp., Guaranteed Notes, 9.88%, due 9/24/15                                    469(n)
              2,540  Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15                       2,578
                                                                                                            ------
                                                                                                             3,047
STEEL PRODUCERS/PRODUCTS (2.2%)
              2,010  Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate Notes,
                     8.79%, due 10/1/08                                                                      1,844(u)
              2,115  Steel Dynamics, Inc., Guaranteed Notes, 7.38%, due 11/1/12                              2,094
              1,950  Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15                                1,814
                                                                                                            ------
                                                                                                             5,752
SUPPORT-SERVICES (3.2%)
              2,385  Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13                                 2,242
                290  Hertz Corp., Guaranteed Notes, 10.50%, due 1/1/16                                         252(E)
              3,110  Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15                     2,830(n)
              1,775  Lender Processing Services, Inc., Senior Unsecured Notes, 8.13%, due
                     7/1/16                                                                                  1,773(n)
              1,595  United Rentals N.A., Inc., Guaranteed Senior Notes, 6.50%, due 2/15/12                  1,440
                                                                                                            ------
                                                                                                             8,537
TELECOM - INTEGRATED/SERVICES (4.0%)
              2,120  Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15                           2,003
              1,060  Intelsat Subsidiary Holdings Co. Ltd., Senior Unsecured, 8.50%, due 1/15/13             1,049(n)
                615  Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due
                     10/31/13                                                                                  483
              2,663  Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12                                 2,656
              1,820  Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19                               1,552
              1,535  Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28                             1,217
              1,950  Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16                         1,643
                                                                                                            ------
                                                                                                            10,603
TELECOM - WIRELESS (0.5%)
              1,065  American Tower Corp., Senior Unsecured Notes, 7.13%, due 10/15/12                       1,084
                225  Rogers Cable, Inc., Guaranteed Notes, 5.50%, due 3/15/14                                  218
                                                                                                            ------
                                                                                                             1,302
THEATERS & ENTERTAINMENT (0.8%)
              1,995  AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due 8/15/12                   2,045

TRANSPORTATION EXCLUDING AIR/RAIL (0.3%)
                975  ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37                               742(n)

                     TOTAL CORPORATE DEBT SECURITIES (COST $269,418)                                       255,214

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (3.7%)
              5,274  Neuberger Berman Prime Money Fund Trust Class                                           5,274(@)(OO)

See Notes to Schedule of Investments

                                                                                                     July 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman High Income Bond Fund cont'd
---------------------------------------------------------------------
(UNAUDITED)
              4,594  Neuberger Berman Securities Lending Quality Fund                                        4,594(++)

                     TOTAL SHORT-TERM INVESTMENTS (COST $9,868)                                              9,868

                     TOTAL INVESTMENTS (100.8%) (COST $280,676)                                            266,302(##)

                     Liabilities, less cash, receivables and other assets [(0.8%)]                          (2,613)

                     TOTAL NET ASSETS (100.0%)                                                            $263,689

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Money Fund (formerly, Lehman Brothers Municipal Money Fund)
--------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                             VALUE(++)
($000's omitted)                                                                                     ($000's omitted)

MUNICIPAL NOTES (98.3%)
ALABAMA (0.0%)
        300  Decatur IDB Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.), Ser. 1995,  2.35%,
             due 8/1/08                                                                                       300(u)(B)

ARIZONA (1.8%)
      3,000  Arizona St. Trans. Board Hwy. Rev. (Merlots), Ser. 2008-D184, (LOC: Wachovia Bank
             & Trust Co.), 2.24%, due 8/6/08                                                                3,000(u)
        910  Coconino Co. Ind. Dev. Au. IDR (Scuff Steel Proj.), Ser. 2007, (LOC: Wells Fargo
             Bank & Trust Co.), 2.34%, due 8/7/08                                                             910(u)(B)
     11,495  RBC Muni. Prod., Inc. Trust Var. St. Rev. (Floater Cert.), Ser. 2007-C6, (LOC:
             Royal Bank of Canada), 2.39%, due 8/7/08                                                      11,495(u)
                                                                                                           ------
                                                                                                           15,405
ARKANSAS (1.7%)
     14,360  Morgan Keegan Muni. Prod., Inc. Var. St. Trust Receipts, Ser. 2006 D, (LOC: IXIS
             Funding Corp.), 2.54%, due 8/7/08                                                             14,360(u)(i)

CALIFORNIA (7.7%)
        300  Access to Loans for Learning Std. Loan Corp. Rev., Ser. 2001-II A4, (LOC: Depfa
             Bank PLC), 2.40%, due 8/7/08                                                                     300(u)
      1,355  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2000, (FSA Insured), 2.21%, due
             8/7/08                                                                                         1,355(u)(g)
     12,080  California HFA Rev. (Putters), Ser. 2008-2878, (LOC: JP Morgan Chase), 2.39%, due
             8/7/08                                                                                        12,080(u)
      2,945  California Infrastructure & Econ. Dev. Bank IDR (Studio Moulding Proj.), Ser. 2001 A,
             (LOC: Comerica Bank), 2.36%, due 8/7/08                                                        2,945(u)(B)
      2,300  California St. Dept. Wtr. Res. Pwr. Supply Rev., Ser. 2002-C7, (FSA Insured), 2.20%,
             due 8/7/08                                                                                     2,300(u)(p)
      7,910  California Statewide CDA Multi-Family Hsg. Rev., Ser. 2007-828 CE, (LOC: Citigroup
             Global Markets), 2.46%, due 8/7/08                                                             7,910(u)
      4,845  Desert Comm. College Dist. (Putters), Ser. 2008-2675, (FSA Insured), 2.49%, due
             8/7/08                                                                                         4,845(u)(s)
        885  Deutsche Bank Spears/Lifers Trust Var. St. (Alamo Comm.), Ser. 2008-539, (MBIA
             Insured), 2.28%, due 8/7/08                                                                      885(u)(oo)
        100  Los Angeles Wtr. & Pwr. Rev. (Putters), Ser. 2006-1272, (FSA Insured), 2.34%, due
             8/7/08                                                                                           100(n)(u)(s)
      1,000  Puttable Floating Option Tax-Exempt Receipts (Sacramento Co. Sanitation Dist.)
             (Floaters), Ser. 2007-3934, (FGIC Insured), 2.22%, due 8/7/08                                  1,000(u)(p)
      6,320  Redondo Beach Redev. Agcy. Multi-Family Rev., Ser. 2008-13067CE, (LOC: Citigroup
             Global Markets), 2.46%, due 8/7/08                                                             6,320(u)
      1,300  Riverside Co. Hsg. Au. Multi-Family Hsg. Mtge. Rev. (Mountain View Apts.),
             Ser. 1995 A, (LOC: Redlands Federal Savings & Loan), 2.09%, due 8/6/08                         1,300(u)(kk)
     13,650  Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts,
             Ser. 2008-47A, (FGIC Insured), 2.25%, due 8/7/08                                              13,650(u)(cc)
      4,625  Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts,
             Ser. 2008-48A, (FGIC Insured), 2.25%, due 8/7/08                                               4,625(u)(cc)
      2,500  Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts,
             Ser. 2008-49A, (FGIC Insured), 2.25%, due 8/7/08                                               2,500(u)(cc)
        300  San Diego Co. Cert. Participation (San Diego Museum of Art), Ser. 2000, (LOC:
             Allied Irish Bank PLC), 2.00%, due 8/7/08                                                        300(u)(B)
      1,200  San Francisco City & Co. Redev. Agcy. Comm. Fac. Dist. Spec. Number 7 (Hunters
             Point), Ser. 2005 A, (LOC: KBC Bank), 2.05%, due 8/7/08                                        1,200(u)
      1,250  Santa Clara Valley Trans. Au. Sales Tax Rev., Ser. 2007-12005, (FSA Insured),
             2.35%, due 8/7/08                                                                              1,250(u)(l)

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Money Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                         VALUE(++)
($000's omitted)                                                                                 ($000's omitted)

        800  Sequoia Unified High Sch. Dist. (Floaters), Ser. 2007-2160, (FSA Insured),
             2.63%, due 8/7/08                                                                                800(u)(jj)
        200  Three Valleys Muni. Wtr. Dist. Cert. Participation (Miramar Wtr. Treatment),
             Ser. 1984, (LOC: Wells Fargo Bank & Trust Co.), 2.10%, due 8/6/08                                200(u)
                                                                                                           ------
                                                                                                           65,865
COLORADO (0.4%)
      1,000  Central Platte Valley Metro. Dist. G.O., Ser. 2006, (LOC: BNP Paribas), 3.50%,
             due 12/1/36 Putable 12/1/08                                                                    1,003(u)
      2,000  Colorado Hsg. & Fin. Au. Mfg. Rev. (Ready Foods, Inc. Proj.), Ser. 2007 A, (LOC:
             U.S. Bank), 2.32%, due 8/7/08                                                                  2,000(u)(B)
                                                                                                           ------
                                                                                                            3,003
DISTRICT OF COLUMBIA (0.2%)
      1,500  Washington Convention Ctr. Au. Dedicated Tax Rev. Sr. Lien, Ser. 1998, (AMBAC
             Insured), 5.25%, due 10/1/12 Pre-Refunded 10/1/08                                              1,533

FLORIDA (6.4%)
      5,330  Austin Trust Var. St., Ser. 2008-3021X, (LOC: Government National Mortgage Association),       5,330(u)(c)
             2.42%, due 8/7/08
      7,000  Brevard Co. IDR, Ser. 2005, (LOC: Wells Fargo Bank & Trust Co.), 2.35%, due 8/6/08             7,000(u)
      3,050  Florida HFA (Tiffany Club Proj.), Ser. 1996 P, (LOC: Freddie Mac), 2.30%, due 8/6/08           3,050(u)
      2,570  Florida St. Board of Ed. Pub. Ed. (Merlots), Ser. 2008-D193, (LOC: Wachovia Bank & Trust
             Co.), 2.24%, due 8/6/08                                                                        2,570(u)
        300  Jacksonville IDR (Univ. Hlth. Science Ctr.), Ser. 1989, (LOC: Bank of America), 2.37%,
             due 8/7/08                                                                                       300(u)
      4,800  Miami-Dade Co. Ind. Dev. Au. IDR (Badia Spices, Inc. Proj.), Ser. 2003, (LOC: Bank of
             America), 2.34%, due 8/7/08                                                                    4,800(u)(B)
      7,315  Orange Co. Tourist Dev. Tax Rev. (Floaters), Ser. 2003-817, (AMBAC Insured), 2.31%, due
             8/7/08                                                                                         7,315(u)(y)
      5,585  RBC Muni. Prod. Inc. Trust Var. St. (Floaters), Ser. 2007-C10, (LOC: Royal Bank of
             Canada), 2.39%, due 8/7/08                                                                     5,585(u)
     10,000  RBC Muni. Prods. Inc. Trust Var. St. (Floater), Ser. 2008-E6, (LOC: Royal Bank of
             Canada), 2.29%, due 8/7/08                                                                    10,000(u)
      8,760  Sarasota Co. Continuing Care Retirement Comm. Rev. (Glenridge Palmer Proj.), Ser. 2006,
             (LOC: Bank of Scotland), 2.22%, due 8/1/08                                                     8,760(u)(B)
                                                                                                           ------
                                                                                                           54,710
GEORGIA (5.2%)
      6,450  Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev. (Capitol Gateway Apts.), Ser.
             2005, (LOC: Bank of America), 2.40%, due 8/7/08                                                6,450(u)(B)
      6,295  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1014, (LOC: Branch Banking & Trust Co.),
             2.32%, due 8/7/08                                                                              6,295(u)
      7,900  Cobb Co. Hsg. Au. Multi-Family Hsg. Rev. (Woodchase Village Apts. Proj.), Ser. 2003,
             (LOC: Regions Bank), 2.32%, due 8/7/08                                                         7,900(u)(B)
      1,960  Douglas Co. Dev. Au. IDR (Pandosia LLC Proj.), Ser. 2007 A, (LOC: Wells Fargo Bank &
             Trust Co.), 2.34%, due 8/7/08                                                                  1,960(u)(B)
      3,300  Fulton Co. Dev. Au. Rev. (Woodard Academy Inc. Proj.), Ser. 2008, (LOC: SunTrust Bank),
             2.20%, due 8/6/08                                                                              3,300(u)
      9,375  Gwinnett Co. Dev. Au. IDR (Barco, Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust
             Co.), 2.36%, due 8/7/08                                                                        9,375(u)(B)
      3,000  Gwinnett Co. Dev. Au. IDR (Commercial Truck & Van Equipment, Inc. Proj.), Ser. 2007,
             (LOC: JP Morgan Chase), 2.47%, due 8/7/08                                                      3,000(u)(B)
        970  Savannah Econ. Dev. Au. Rev. (Kennickell Printing Co. Proj.), Ser. 2001, (LOC: Branch
             Banking & Trust Co.), 2.36%, due 8/7/08                                                          970(u)(B)
      3,515  Stephens Co. Dev. Au. IDR (CMC of Geogia, Inc. Proj.), Ser. 2007, (LOC: Branch Banking &
             Trust Co.), 2.36%, due 8/7/08                                                                  3,515(u)(B)
      1,970  Turner Co. Dev. Au. IDR (McElroy Metal Mill, Inc.), Ser. 2005, (LOC: AmSouth Bank),
             2.49%, due 8/7/08                                                                              1,970(u)
                                                                                                           ------
                                                                                                           44,735

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Money Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                         VALUE(++)
($000's omitted)                                                                                 ($000's omitted)

HAWAII (0.5%)
      4,000  Hawaii G.O. (Merlots), Ser. 2008-D189, (LOC: Wachovia Bank & Trust Co.), 2.34%, due
             8/6/08                                                                                         4,000(u)

IDAHO (0.0%)
        120  Idaho Hsg. & Fin. Assoc. Single Family Mtge. Rev. (Putters), Ser. 2007-2351, (LOC: JP
             Morgan Chase), 2.49%, due 8/7/08                                                                 120(u)

ILLINOIS (3.1%)
      2,350  Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC: Charter One Bank),
             2.37%, due 8/7/08                                                                              2,350(u)
      1,695  Chicago Multi-Family Hsg. Rev. (Claras Village Proj.), Ser. 2007 B, (LOC: Harris Trust &
             Savings), 2.40%, due 8/7/08                                                                    1,695(u)(B)
      3,300  Illinois Dev. Fin. Au. IDR (Chicago Gear D.O. James), Ser. 2007, (LOC: Fifth Third Bank),
             2.54%, due 8/1/08                                                                              3,300(u)(B)
      6,965  Illinois Fin. Au. Rev. (Reliable Materials Proj.), Ser. 2006, (LOC: Marshall & Ilsley),
             2.34%, due 8/6/08                                                                              6,965(u)(B)
      2,000  Illinois Hsg. Dev. Au. Multi-Family Hsg. Rev. (Rome Meadows Proj.), Ser. 2007, (LOC:
             First National Bank), 2.43%, due 8/7/08                                                        2,000(u)(B)(kk)
      4,040  Illinois Hsg. Dev. Au. Multi-Family Rev. (Galesburg Towers), Ser. 2005, (LOC: Harris
             Trust & Savings), 2.40%, due 8/7/08                                                            4,040(u)(B)
      1,135  Illinois Std. Assist. Commission Std. Loan Rev., Ser. 2000 XX, 5.10%, due 9/1/08               1,136
      4,300  Orland Park IDR (Panduit Corp. Proj.), Ser. 1996, (LOC: Fifth Third Bank), 2.42%, due
             8/6/08                                                                                         4,300(u)(B)
      1,035  Woodridge Ind. Rev. (McDavid Knee Guard, Inc.), Ser. 1996, (LOC: Marshall & Ilsley),
             2.45%, due 8/6/08                                                                              1,035(u)(B)
                                                                                                           ------
                                                                                                           26,821
INDIANA (3.0%)
      3,450  Angola Ed. Fac. Rev. (Tri-State Univ. Proj.), Ser. 2006, (LOC: Fifth Third Bank), 2.41%,
             due 8/1/08                                                                                     3,450(u)(B)
        200  Brownsburg Sch. Bldg. Corp. Number 2 (First Mtge.), Ser. 1998, (FSA Insured), 5.25%, due
             8/1/08                                                                                           200
      2,300  East Porter Co. Sch. Bldg. Corp. Rev., Ser. 2005-145, (MBIA Insured), 2.28%, due 8/7/08        2,300(u)(oo)
      6,010  Greencastle IDR (Crown Equipment Corp. Proj.), Ser. 1996, (LOC: KeyBank), 2.29%, due
             8/7/08                                                                                         6,010(u)(B)
      4,000  Hamilton Southeastern Sch. (Temporary Loan Warrants), Ser. 2008, 2.50%, due 12/31/08           4,003
      7,725  Indiana Hsg. & CDA Single Family Mtge. Rev. (Putters), Ser. 2007-1847, (LOC: JP Morgan
             Chase), 2.44%, due 8/7/08                                                                      7,725(u)
      2,275  Indiana St. Dev. Fin. Au. IDR (TTP, Inc. Proj.), Ser. 2001, (LOC: LaSalle National Bank),
             2.40%, due 8/7/08                                                                              2,275(u)(B)
                                                                                                           ------
                                                                                                           25,963
IOWA (0.9%)
      6,000  Iowa Fin. Au. Hlth. Fac. Rev. (Great River Med. Ctr. Proj.), Ser. 2008, (LOC: Allied
             Irish Bank PLC), 2.22%, due 8/1/08                                                             6,000(u)
      1,300  Iowa Higher Ed. Loan Au. Rev. RANS (Private Ed.), Ser. 2008 A, 3.30%, due 5/20/09              1,311(b)
                                                                                                           ------
                                                                                                            7,311
KANSAS (0.2%)
      1,985  Univ. of Kansas Hosp. Au. Hlth. Facs. Rev. (KU Hlth. Sys.), Ser. 2004, (LOC: Harris Trust      1,985(u)(B)
             & Savings), 2.22%, due 8/1/08

KENTUCKY (2.0%)
      3,100  Boone Co. Ind. Bldg. Rev. (Bonfiglioli USA, Inc. Proj.), Ser. 2006, (LOC: Fifth Third
             Bank), 2.54%, due 8/1/08                                                                       3,100(u)(B)
      5,700  Boone Co. Ind. Bldg. Rev. (Kiswel, Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust
             Co.), 2.36%, due 8/7/08                                                                        5,700(u)(B)
      3,900  Fulton Co. Ind. Bldg. Rev. (Burke-Parsons-Bowlby Corp.), Ser. 2006, (LOC: Branch Banking
             & Trust Co.), 2.36%, due 8/7/08                                                                3,900(u)(B)

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Money Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                         VALUE(++)
($000's omitted)                                                                                 ($000's omitted)

      1,610  Georgetown Ind. Bldg. Rev. (Georgetown College Proj.), Ser. 2006, (LOC: Fifth Third
             Bank), 2.39%, due 8/1/08                                                                       1,610(u)(B)
        670  Jefferson Co. Retirement Home Rev. (Nazareth Library Proj.), Ser. 1999, (LOC: Fifth Third
             Bank), 2.41%, due 8/1/08                                                                         670(u)(B)
      1,500  Lexington Fayette Urban Co. Arpt. Corp. Rev., Ser. 1998 C, (MBIA Insured), 5.50%, due
             8/1/08                                                                                         1,500(u)(p)
        500  Shively Ind. Bldg. Rev. (New Millenium Dev. Co. LLC), Ser. 2008, (LOC: Branch Banking &
             Trust Co.), 2.36%, due 8/7/08                                                                    500(u)(B)
                                                                                                           ------
                                                                                                           16,980
LOUISIANA (2.0%)
     14,700  Lafayette Econ. Dev. Au. Gulf Opportunity Zone Rev. (Stirling Lafayette LLC Proj.), Ser.
             2008, (LOC: Regions Bank), 2.29%, due 8/7/08                                                  14,700(u)(B)
      1,920  Louisiana Local Gov't Env. Facs. & Comm. Dev. Rev. (SRL Holdings LLC Proj.), Ser. 2007,
             (LOC: Branch Banking & Trust Co.), 2.36%, due 8/7/08                                           1,920(u)(B)
                                                                                                           ------
                                                                                                           16,620
MAINE (0.9%)
      8,000  Maine St. Hsg. Au. Mtge., Ser. 2007 F, 3.85%, due 11/15/34 Putable 9/22/08                     8,000(u)

MASSACHUSETTS (2.7%)
      7,575  Boston G.O. (Merlots), Ser. 2008-D30, (FSA Insured), 2.34%, due 8/6/08                         7,575(u)(ii)
        125  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Sherrill House), Ser. 2002-A1, (LOC:
             Sovereign Bank), 2.09%, due 8/7/08                                                               125(u)(B)(m)
     15,100  Massachusetts St. Spec. Oblig. Dedicated Tax Rev., Ser. 2005-3050, (FGIC Insured), 2.27%,
             due 8/7/08                                                                                    15,100(u)(x)
                                                                                                           ------
                                                                                                           22,800
MICHIGAN (3.2%)
      1,000  Michigan St. Hsg. Dev. Au. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. IV), Ser. 2000,
             (LOC: Bank One Michigan), 2.20%, due 8/7/08                                                    1,000(u)(B)
        375  Michigan St. Strategic Fund Ltd. Oblig. Rev. (Ultra Aluminum Mfg., Inc. Proj.), Ser.
             2003, (LOC: Fifth Third Bank), 2.54%, due 8/1/08                                                 375(u)
      4,000  Mount Clemens Comm. Sch. Dist. (St. Aid Notes), Ser. 2008, 2.45%, due 8/20/08                  4,001
      4,300  Oakland Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Bharatiya Temple Proj.), Ser. 2007, (LOC:
             Fifth Third Bank), 2.41%, due 8/1/08                                                           4,300(u)(B)
     15,555  Puttable Floating Option Tax Exempt Receipts (Michigan St. Bldg.) (Floaters), Ser. 2008-
             285, (FSA Insured), 2.50%, due 8/7/08                                                         15,555(u)(x)
      2,350  Wayne Charter Co. Arpt. Rev. (Detroit Metro. Wayne Co.), Ser. 1998 A, (MBIA Insured),
             5.50%, due 12/1/08                                                                             2,370
                                                                                                           ------
                                                                                                           27,601
MINNESOTA (3.1%)
     15,200  Duluth Econ. Dev. Au. Hlth. Care Fac. Rev., Ser. 2008 C, (AMBAC Insured), 2.28%, due
             8/7/08                                                                                        15,200(u)(d)
      9,900  Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Rev. (Children's Hosp. & Clinics),
             Ser. 2007 A, (FSA Insured), 2.37%, due 8/1/08                                                  9,900(u)(B)(hh)
        300  Minnesota St. Higher Ed. Fac. Au. Rev. (Univ. St. Thomas), Ser. 2006-SIXH, (LOC: Bank of
             New York), 2.26%, due 8/7/08                                                                     300(u)(B)
      1,400  Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie
             Mac), 2.40%, due 8/7/08                                                                        1,400(u)(B)
                                                                                                           ------
                                                                                                           26,800
MISSISSIPPI (1.1%)
      7,410  Mississippi Bus. Fin. Corp. Rev. (Horn Island Realty Proj.), Ser. 2008, (LOC: Wachovia
             Bank & Trust Co.), 2.19%, due 8/7/08                                                           7,410(u)(B)
      1,500  Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser.
             2003, (LOC: Bank of America), 2.45%, due 8/6/08                                                1,500(u)(B)
                                                                                                           ------
                                                                                                            8,910
MISSOURI (2.0%)
        800  Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis Convention Ctr.), Ser.
             2000 C, (LOC: U.S. Bank), 2.25%, due 8/1/08                                                      800(u)
      1,435  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser. 1999, (LOC: Bank of
             America), 2.25%, due 8/1/08                                                                    1,435(u)(B)

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Money Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                         VALUE(++)
($000's omitted)                                                                                 ($000's omitted)

        200  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 1999 B, (LOC:
             Bank of America), 2.25%, due 8/1/08                                                              200(u)(B)
      1,495  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Bethesda Hlth. Group, Inc.), Ser.
             2006, (LOC: U.S. Bank), 2.25%, due 8/1/08                                                      1,495(u)(B)
      1,230  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Bethesda Hlth. Group, Inc.), Ser.
             2004, (LOC: U.S. Bank), 2.25%, due 8/1/08                                                      1,230(u)(B)
      4,000  Missouri St. Hlth. & Ed. Fac. Au. Rev. RANS (Private Ed.), Ser. 2008 B, (LOC: GE Capital
             Corp.), 3.00%, due 4/23/09                                                                     4,029(B)
      4,360  Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Putters), Ser. 2006-1514,
             (LOC: Government National Mortgage Association), 2.49%, due 8/7/08                             4,360(u)(s)
      2,110  Springfield Ind. Dev. Au. Rev. (McIntosh Holdings LLC, Proj.), Ser. 2006, (LOC: U.S.
             Bank), 2.45%, due 8/7/08                                                                       2,110(u)(B)
      1,790  St. Charles Co. Ind. Dev. Au. Ind. Rev. (Patriot Machine, Inc., Proj.), Ser. 2002, (LOC:
             U.S. Bank), 2.47%, due 8/7/08                                                                  1,790(u)(B)
                                                                                                           ------
                                                                                                           17,449
MONTANA (0.5%)
      4,000  Montana St. Higher Ed. Std. Assist. Corp. Std. Loan Rev., Ser. 2007 C, (LOC: Depfa Bank
             PLC), 2.30%, due 8/6/08                                                                        4,000(u)

NEBRASKA (2.8%)
      1,800  Central Plains Energy Proj. Gas Proj. Rev. Number 1, Ser. 2007 A, 5.00%, due 12/1/08           1,813
     15,000  Lancaster Co. Hosp. Au. Number 1 Hosp. Rev. (Bryanlgh Med. Ctr.), Ser. 2008-B1, (LOC:
             U.S. Bank), 2.22%, due 8/1/08                                                                 15,000(u)
      6,945  Nebraska Investment Fin. Au. Single Family Hsg. Rev. (Merlots), Ser. 1998 A, (LOC:
             Government National Mortgage Association), 2.59%, due 8/7/08                                   6,945(u)(ii)
                                                                                                           ------
                                                                                                           23,758
NEVADA (0.1%)
        615  Nevada Sys. Higher Ed. Univ. Rev., Ser. 2008 A, 3.00%, due 7/1/09                                621

NEW HAMPSHIRE (0.9%)
      8,000  New Hampshire Hlth. & Ed. Fac. Au. Rev. RANS (Wentworth), Ser. 2008 K, 2.75%, due
             4/22/09                                                                                        8,028(B)

NEW JERSEY (0.1%)
        420  New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Stamato Realty LLC Proj.), Ser. 2001, (LOC:
             Comerica Bank), 2.35%, due 8/7/08                                                                420(u)(B)
        490  New Jersey Hlth. Care Fac. Fin. Au. Rev. (Underwood Mem. Hosp.), Ser. 2008, (LOC: UBS
             AG), 2.20%, due 8/6/08                                                                           490(u)(B)
                                                                                                           ------
                                                                                                              910
NEW MEXICO (0.4%)
      3,750  Bernalillo Co. Multi-Family Rev. (Desert Willow Apts.), Ser. 2008, (LOC: U.S. Bank),
             2.39%, due 8/7/08                                                                              3,750(u)(B)

NEW YORK (5.7%)
      3,000  Long Island Pwr. Au. Elec. Sys. Rev. (Floaters), Ser. 2006-1428, (LOC: FGIC Insured),
             2.44%, due 8/7/08                                                                              3,000(n)(u)(y)
     16,000  Metro. Trans. Au. Commuter Fac. Rev. (Merlots), Ser. 1997 P, (FGIC Insured), 2.24%, due
             8/6/08                                                                                        16,000(u)(ii)
      8,525  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2005-2908, (AMBAC Insured),
             2.23%, due 8/7/08                                                                              8,525(u)(p)
     10,770  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2008-2463, (LOC: Morgan
             Stanley), 2.24%, due 8/7/08                                                                   10,770(u)
     10,000  New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Rev. (Putters), Ser. 2002-
             313, (LOC: JP Morgan Chase), 2.24%, due 8/7/08                                                10,000(u)
        310  Utica IDA Civic Fac. Rev. (Utica College Proj.), Ser. 2005 A, (LOC: Citizens Bank),
             2.18%, due 8/7/08                                                                                310(u)(B)
                                                                                                           ------
                                                                                                           48,605

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Money Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                         VALUE(++)
($000's omitted)                                                                                 ($000's omitted)

NORTH CAROLINA (2.1%)
     14,995  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1022, (LOC: Branch Banking & Trust Co.),
             2.32%, due 8/7/08                                                                             14,995(u)
        375  Mecklenburg Co. Ind. Fac. & Poll. Ctrl. Fin. Au. (Ferguson Supply & Box Mfg.), Ser. 2000,
             (LOC: Branch Banking & Trust Co.), 2.36%, due 8/7/08                                             375(u)(B)
      2,800  North Carolina Cap. Fac. Fin. Agcy. Rev. (Eagle), Ser. 2006-0139, Class A, (LOC:
             Citibank, N.A.), 2.25%, due 8/7/08                                                             2,800(u)
                                                                                                           ------
                                                                                                           18,170
NORTH DAKOTA (0.7%)
      6,000  North Dakota St. HFA Rev., Ser. 2007 C, 4.25%, due 10/8/08                                     6,015

OHIO (1.5%)
     13,000  American Muni. Pwr. BANS (Prairie St. Proj.), Ser. 2008, 3.50%, due 4/1/09                    13,076

OKLAHOMA (0.6%)
      5,000  Oklahoma St. Wtr. Res. Board St. Loan Prog. Rev., Ser. 1999, (LOC: Bank of America),
             2.25%, due 9/2/08                                                                              5,000(u)

OREGON (0.2%)
      2,000  Oregon G.O. (Veterans Welfare), Ser. 2008 B, (LOC: Dexia Credit Locale de France), 2.08%,
             due 8/6/08                                                                                     2,000(u)

PENNSYLVANIA (1.8%)
        715  Berks Co. Ind. Dev. Au. Rev. (Mfg. Facs. RAM Ind. Proj.), Ser. 1996, (LOC: PNC Bank),
             2.35%, due 8/6/08                                                                                715(u)(B)
      2,840  Bermudian Springs Sch. Dist. G.O., Ser. 2005, (FSA Insured), 3.00%, due 8/7/08                 2,840(u)(nn)
      4,755  Grove City Area Hosp. Au. Hlth. Fac. Rev. (Grove Manor Proj.), Ser. 1998, 6.63%, due
             8/15/29 Pre-Refunded 8/15/08                                                                   4,954(B)
      3,100  Lampeter Strasburg Sch. Dist., Ser. 2004 A, (FSA Insured), 3.00%, due 8/7/08                   3,100(u)(nn)
      3,830  West Cornwall Township Muni. Au. Rev. (Sr. Living Fac.-Lebanon Valley), Ser. 2006, (LOC:
             PNC Bank), 2.21%, due 8/7/08                                                                   3,830(u)(B)
                                                                                                           ------
                                                                                                           15,439
PUERTO RICO (3.3%)
     16,692  Puerto Rico Commonwealth G.O. (Floaters), Ser. 2008-2564D, (MBIA Insured), 2.38%, due
             8/7/08                                                                                        16,692(u)(y)
     11,690  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Floaters), Ser. 2008-2391, (AMBAC
             Insured), 2.44%, due 8/7/08                                                                   11,690(u)(y)
                                                                                                           ------
                                                                                                           28,382
SOUTH CAROLINA (1.0%)
      1,845  BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1013, (LOC: Branch Banking & Trust Co.),
             2.32%, due 8/7/08                                                                              1,845(u)
      2,500  Jasper Co. Rev. BANS (Jasper Co. Sch.), Ser. 2008, 2.75%, due 2/12/09                          2,506
      2,500  South Carolina Ed. Fac. Au. for Private Nonprofit Institutions of Higher Learning Ed.
             Fac. Rev. (Newberry College), Ser. 2008, (LOC: Branch Banking & Trust Co.), 2.26%, due
             8/7/08                                                                                         2,500(u)(B)
      2,000  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Bondtex, Inc. Proj.), Ser. 2007,
             (LOC: Branch Banking & Trust Co.), 2.36%, due 8/7/08                                           2,000(u)(B)
                                                                                                           ------
                                                                                                            8,851
TENNESSEE (2.9%)
        930  Franklin Co. Hlth. & Ed. Fac. Board Rev. (Univ. of the South Proj.), Ser. 1990, 1.60%,
             due 8/1/08                                                                                       930(u)(B)
     21,255  Morgan Keegan Muni. Prod., Inc. Var. St., Ser. 2008-B1, (LOC: Regions Bank), 2.34%, due
             8/7/08                                                                                        21,255(u)
      2,745  Shelby Co. Hlth. Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Flag Manor), Ser. 1995,
             (LOC: U.S. Bank), 2.33%, due 8/7/08                                                            2,745(u)
                                                                                                           ------
                                                                                                           24,930
TEXAS (9.3%)
      9,840  Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev., Ser. 2007-749CE, (LOC: Citigroup Global
             Markets), 2.40%, due 8/7/08                                                                    9,840(u)

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Money Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                         VALUE(++)
($000's omitted)                                                                                 ($000's omitted)

      1,800  Brazoria Co. Hlth. Fac. Dev. Corp. Hosp. Rev. (Brazosport Mem. Hosp.), Ser. 1999, (LOC:
             Chase Bank of Texas), 2.20%, due 8/7/08                                                        1,800(u)(B)
     10,000  Brazos River Harbor Navigation Dist. Brazoria Co. Rev. (BASF Corp. Proj.), Ser. 2001,
             2.50%, due 8/6/08                                                                             10,000(u)(B)
      2,800  Denton Independent Sch. Dist. G.O., Ser. 1996 B, (PSF Insured), 3.75%, due 8/15/08             2,800(u)(mm)
        100  Gulf Coast Waste Disp. Au. Env. Fac. Rev. (BP Amoco Chemical Co. Proj.), Ser. 2003,
             2.35%, due 8/1/08                                                                                100(u)(B)
        510  Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. (Hermann Healthcare Sys.), Ser. 2004 A,
             5.00%, due 12/1/08                                                                               515(B)
      1,900  Judson G.O. Independent Sch. Dist., Ser. 2008-11521, (LOC: Citibank, N.A.), 2.27%, due
             8/7/08                                                                                         1,900(u)
     10,000  Munitops II Trust, Ser. 2007-63, (PSF Insured), 2.26%, due 8/7/08                             10,000(u)(c)
      5,295  Northside Independent Sch. Dist. G.O. (Merlots), Ser. 2006-D158, (PSF Insured), 2.24%,         5,295(u)(ii)
             due 8/6/08
      4,000  Northside Independent Sch. Dist. Ref. G.O., Ser. 2006 A, (PSF Insured), 2.00%, due 8/1/33
             Putable 8/1/08                                                                                 4,000(u)(p)
      3,500  SA Energy Acquisition Pub. Fac. Corp. Gas Supply Rev., Ser. 2007, 5.00%, due 8/1/08            3,500
        700  San Antonio Arpt. Sys. Rev. Spec. Fac. (Cessna Aircraft), Ser. 1995, (LOC: Bank of
             America), 2.45%, due 8/7/08                                                                      700(u)(B)
      5,000  Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. (Floaters), Ser. 2008-2847,
             (LOC: Morgan Stanley), 2.44%, due 8/7/08                                                       5,000(u)
     10,000  Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. (Floaters), Ser. 2008-2849,
             (LOC: Morgan Stanley), 2.44%, due 8/7/08                                                      10,000(u)
     13,690  Victory St. Pub. Fac. Corp. Multi-Family Rev., Ser. 2007-832CE, (LOC: Citigroup Global
             Markets), 2.40%, due 8/7/08                                                                   13,690(u)
                                                                                                           ------
                                                                                                           79,140
UTAH (0.4%)
      1,370  Utah St. HFA Rev. (Merlots), Ser. 2001-A14, (LOC: Wachovia Bank & Trust Co.), 2.59%, due
             8/6/08                                                                                         1,370(u)
      1,960  Utah St. HFA Rev. (Merlots), Ser. 2001-A62, (LOC: Wachovia Bank & Trust Co.), 2.59%, due
             8/6/08                                                                                         1,960(u)
                                                                                                           ------
                                                                                                            3,330
VERMONT (1.2%)
     10,250  Vermont HFA Multi. Purp. Notes, Ser. 2007 D, (LOC: Calyon Bank), 3.85%, due 9/25/08           10,255

VIRGINIA (0.8%)
      3,000  Sussex Co. Ind. Dev. Au. IDR (McGill Env. Sys.), Ser. 2007, (LOC: Branch Banking & Trust
             Co.), 2.36%, due 8/7/08                                                                        3,000(u)(B)
      4,000  Virginia College Bldg. Au. Ed. Fac. Rev. (Merlots), Ser. 2008-D171, (LOC: Wachovia Bank &
             Trust Co.), 2.34%, due 8/6/08                                                                  4,000(u)
                                                                                                           ------
                                                                                                            7,000
WASHINGTON (6.1%)
          1  King Co. Swr. Rev. (Floaters), Ser. 2005-1091, (FSA Insured), 2.66%, due 8/7/08                    1(u)(y)
      1,660  Olympia Econ. Dev. Corp. Rev. (Spring Air Northwest Proj.), Ser. 1998, (LOC: U.S. Bank),
             2.45%, due 8/7/08                                                                              1,660(u)(B)
      1,410  Pierce Co. Econ. Dev. Corp. Rev. (Truss Co. & Bldg. Supply, Inc. Proj.), Ser. 1995, (LOC:
             U.S. Bank), 2.45%, due 8/7/08                                                                  1,410(u)(B)
      9,420  Port of Seattle Rev. (Merlots), Ser. 2007-C113, (FSA Insured), 2.59%, due 8/6/08               9,420(u)(d)
      8,610  Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2008-4496, (FSA Insured),
             2.34%, due 8/7/08                                                                              8,610(u)(x)
     12,545  RBC Muni. Prod., Inc. Trust Var. St. (Floater), Ser. 2007-C7, (LOC: Royal Bank of
             Canada), 2.39%, due 8/7/08                                                                    12,545(u)
      3,300  Washington St. Hlth. Care Fac. Au. Rev. (Catholic Hlth.), Ser. 2007-A2, (FSA Insured),
             2.55%, due 8/6/08                                                                              3,300(u)(B)

See Notes to Schedule of Investments

                                                                                                                JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Money Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                         VALUE(++)
($000's omitted)                                                                                 ($000's omitted)

     13,774  Washington St. Hlth. Care Fac. Au. Rev. (Grays Harbor Comm. Hosp.), Ser. 2007, (RADIAN
             Insured), 2.32%, due 8/1/08                                                                   13,775(u)(B)(f)
        400  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (Ballard Landmark Inn), Ser.
             2006 A, (LOC: Fannie Mae), 2.28%, due 8/7/08                                                     400(u)(B)
        700  Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002,
             (LOC: Northern Trust Co.), 2.25%, due 8/1/08                                                     700(u)(B)
                                                                                                           ------
                                                                                                           51,821
WEST VIRGINIA (1.2%)
      5,000  West Virginia Econ. Dev. Au. Solid Waste Disp. Fac. Rev. (Appalachian Pwr.), Ser. 2008 B,
             (LOC: JP Morgan Chase), 2.35%, due 8/7/08                                                      5,000(u)(B)
      5,435  West Virginia St. Hsg. Dev. Fund, Ser. 2007-112051, (LOC: Citibank, N.A.), 2.32%, due
             8/7/08                                                                                         5,435(u)
                                                                                                           ------
                                                                                                           10,435
WISCONSIN (6.6%)
      5,250  Holmen Sch. Dist. BANS, Ser. 2008, 3.00%, due 2/1/09                                           5,278
     14,470  Milwaukee Redev. Au. Rev. (YMCA Metro. Milwaukee Proj.), Ser. 2003, (LOC: Marshall &
             Ilsley), 2.25%, due 8/1/08                                                                    14,470(u)(B)
      1,800  Superior IDR (Amsoil, Inc. Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.34%,
             due 8/7/08                                                                                     1,800(u)(B)
      5,700  Whitehall IDR (Whitehall Specialties), Ser. 2007, (LOC: JP Morgan Chase), 2.70%, due
             8/7/08                                                                                         5,700(u)(B)
      4,595  Wisconsin Hsg. & Econ. Dev. Au. Hsg. Rev., Ser. 2008 D, (LOC: JP Morgan Chase), 2.70%,
             due 8/7/08                                                                                     4,595(u)
      3,265  Wisconsin Hsg. & Econ. Dev. Au. Hsg. Rev., Ser. 2008 E, (LOC: JP Morgan Chase), 3.45%,
             due 8/7/08                                                                                     3,265(u)
      3,985  Wisconsin Hsg. & Econ. Dev. Au. Hsg. Rev., Ser. 2008 F, (LOC; JP Morgan Chase), 3.45%,
             due 8/7/08                                                                                     3,985(u)
        100  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Goodwill Ind. North Ctr.), Ser. 2005, (LOC:
             Wells Fargo Bank & Trust Co.), 2.24%, due 8/7/08                                                 100(u)(B)
     13,220  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen Lutheran), Ser. 2000 A, (FSA Insured),
             2.37%, due 8/1/08                                                                             13,220(u)(B)(p)
      3,895  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (St. Joseph's Comm. Hosp. Proj.), Ser. 2005,
             (LOC: Marshall & Ilsley), 2.21%, due 8/7/08                                                    3,895(u)(B)
                                                                                                          -------
                                                                                                           56,308

             TOTAL MUNICIPAL NOTES                                                                        841,095

ASSET-BACKED SECURITIES (1.1%)
      9,187  FHLMC Multi-Family Certs., Ser. M010, Class A, 2.91%, due 8/20/08                              9,187(u)

             TOTAL INVESTMENTS (99.4%)                                                                    850,282

             Cash, receivables and other assets, less liabilities (0.6%)                                    5,352

             TOTAL NET ASSETS (100.0%)                                                                   $855,634


See Notes to Schedule of Investments



                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Securities Trust (formerly, Lehman Brothers Municipal Securities Trust)
--------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                SECURITY(@)(@)                                                                         VALUE(+)
($000's omitted)                                                                                            ($000's omitted)
ALASKA (2.9%)
       795  Alaska St. Int'l Arpts. Ref. Rev., Ser. 2006 A, (MBIA Insured), 5.00%, due 10/1/17                794

CALIFORNIA (9.3%)
       500  California St. Econ. Rec. G.O., Ser. 2004 A, (MBIA Insured), 5.25%, due 7/1/13                    546
     1,000  California St. Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.),
            Ser. 2004 A, 5.50%, due 6/1/21                                                                  1,040
     1,000  Sacramento Muni. Util. Dist. Fin. Au. Rev. (Cosumnes Proj.), Ser. 2006, (MBIA Insured),
            5.00%, due 7/1/20                                                                                 976
                                                                                                            -----
                                                                                                            2,562
COLORADO (3.9%)
     1,000  Larimer Co. Sales & Use Tax Rev., Ser. 2000, (AMBAC Insured), 5.75%, due 12/15/15 Pre-
            Refunded 12/15/10                                                                               1,080

GEORGIA (3.6%)
     1,000  George L. Smith II World Congress Ctr. Au. Rev. (Domed Stadium Proj.), Ser. 2000, (MBIA
            Insured), 5.75%, due 7/1/15                                                                       987

ILLINOIS (9.3%)
     1,000  Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005 B, (MBIA Insured),
            5.25%, due 1/1/17                                                                               1,061
       600  Illinois Fin. Au. Rev. (Univ. of Chicago), Ser. 2007, 5.00%, due 7/1/22                           625(B)
       800  Will & Kendall Cos. Plainfield Comm. Cons. Sch. Dist. Number 202 Sch. Bldg. G.O., Ser.
            2001, (FSA Insured), 5.38%, due 1/1/13 Pre-Refunded 1/1/12                                        865
                                                                                                            -----
                                                                                                            2,551
INDIANA (3.7%)
     1,000  Indiana St. Office Bldg. Commission Fac. Ref. Rev., Ser. 1998 A, 5.13%, due 7/1/14              1,012

LOUISIANA (3.6%)
     1,000  Louisiana St. Citizens Prop. Insurance Corp. Assessment Rev., Ser. 2006 B, (AMBAC Insured),
            5.00%, due 6/1/18                                                                               1,002

MASSACHUSETTS (1.9%)
       500  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007 A, 5.00%,
            due 10/1/15                                                                                       531(B)

MICHIGAN (6.7%)
       750  Detroit Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp. Ref. G.O., Ser. 1998 C, (FGIC Insured),
            5.25%, due 5/1/13                                                                                 805
     1,000  Kent Hosp. Fin. Au. Rev., Ref. (Spectrum Hlth. Sys.), Ser. 2008 A, 5.00%, due 1/15/47
            Putable 1/15/12                                                                                 1,035(u)(B)
                                                                                                            -----
                                                                                                            1,840
MISSISSIPPI (1.9%)
       500  Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008 D, 5.00%, due
            8/1/15                                                                                            524(B)

MISSOURI (2.0%)
       500  Curators Univ. Sys. Fac. Rev., Ser. 2003 A, 5.00%, due 11/1/31 Pre-Refunded 11/1/13               545

NEW JERSEY (9.7%)
     1,000  New Jersey Econ. Dev. Au. St. Lease Rev. (Liberty St. Park Proj.), Ser. 2005 B, (MBIA
            Insured), 5.00%, due 3/1/17                                                                     1,056
       470  New Jersey St. Turnpike Au. Turnpike Rev., Ser. 1991 C, 6.50%, due 1/1/16                         535

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Municipal Securities Trust cont'd
--------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                SECURITY(@)(@)                                                                         VALUE(+)
($000's omitted)                                                                                            ($000's omitted)
     1,000  New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006 A, 5.25%, due 12/15/19             1,075
                                                                                                            -----
                                                                                                            2,666
NEW MEXICO (3.8%)
     1,000  New Mexico Fin. Au. St. Trans. Rev. Sr. Lien, Ser. 2004 A, (MBIA Insured), 5.25%, due
            6/15/21                                                                                         1,045

NEW YORK (9.7%)
       800  Battery Park City Au. Sr. Rev., Ser. 2003 A, 5.25%, due 11/1/22                                   844
       500  Buffalo & Ft. Erie Pub. Bridge Au. Toll Bridge Sys. Ref. Rev., Ser. 2005, (LOC: Bank of
            Nova Scotia), 4.00%, due 1/1/25 Putable 7/1/10                                                    512(u)
       250  New York City IDA Spec. Fac. Rev. (Term. One Group Assoc., L.P. Proj.), Ser. 2005, 5.50%,
            due 1/1/16                                                                                        263(B)
       500  New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser.
            2004 A, 4.45%, due 7/1/17 Putable 7/1/09                                                          501(u)(B)
       500  New York Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994 A, (FSA Insured),
            5.50%, due 1/1/14                                                                                 539
                                                                                                            -----
                                                                                                            2,659
NORTH CAROLINA (1.1%)
       295  Western Carolina Univ. Research & Dev. Corp. Cert. Participation (Western Carolina Univ.
            Std. Hsg.), Ser. 2008, 5.25%, due 6/1/20                                                          318(B)

PENNSYLVANIA (1.3%)
       340  State Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (FSA
            Insured), 5.00%, due 5/1/21                                                                       359(B)

TENNESSEE (3.6%)
     1,000  Tennessee Energy Acquisition Corp. Gas Rev., Ser. 2006 A, 5.25%, due 9/1/17                       991

TEXAS (14.5%)
     1,000  Brazosport Independent Sch. Dist. Ref. G.O., Ser. 2005, (PSF Insured), 5.00%, due 2/15/15       1,072
       750  Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%,
            due 8/15/21                                                                                       788
     1,000  Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser.
            2000, (FGIC Insured), 5.63%, due 8/15/15                                                        1,046
     1,045  San Antonio Passenger Fac. Charge & Sub. Lien Arpt. Sys. Imp. Rev., Ser. 2005, (FSA
            Insured), 5.25%, due 7/1/12                                                                     1,085
                                                                                                            -----
                                                                                                            3,991
WISCONSIN (3.9%)
     1,000  Wisconsin St. G.O., Ser. 2002 C, (MBIA Insured), 5.25%, due 5/1/14 Pre-Refunded 5/1/12          1,084

            TOTAL INVESTMENTS (96.4%) (COST $26,703)                                                       26,541(##)

            Cash, receivables and other assets, less liabilities (3.6%)                                       994

            TOTAL NET ASSETS (100.0%)                                                                     $27,535

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman New York Municipal Money Fund (formerly, Lehman Brothers New York Municipal Money Fund)
--------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                                    VALUE(++)
($000's omitted)                                                                                             ($000's omitted)
NEW YORK (92.0%)
      9,240  ABN Amro Munitops Cert. Trust, Ser. 2002-14, (AMBAC Insured), 2.64%, due 8/7/08                  9,240(u)(c)
      5,145  ABN Amro Munitops Cert. Trust, Ser. 2002-31, (MBIA Insured), 2.64%, due 8/7/08                   5,145(u)(c)
      6,710  ABN Amro Munitops Cert. Trust, Ser. 2006-28, (LOC: Bank of America), 2.23%, due 8/7/08           6,710(n)(u)
      1,650  ABN Amro Munitops Cert. Trust, Ser. 2006-32, (MBIA Insured), 2.64%, due 8/7/08                   1,650(n)(u)(c)
      4,520  Albany IDA Civic Fac. Rev. (Albany Med. Ctr. Proj.), Ser. 2006 A, (LOC: Citizens Bank),
             2.19%, due 8/7/08                                                                                4,520(u)(B)
      4,475  Albany IDA Civic Fac. Rev. (Research Foundation of the St. Univ. of New York Proj.), Ser.
             2002 A, 2.30%, due 8/7/08                                                                        4,475(u)(B)
      8,870  Amherst IDA Civic Fac. Rev. (Multi-Mode-Daemen College Proj.), Ser. 2006 B, (Radian
             Insured), 2.21%, due 8/7/08                                                                      8,870(u)(B)(ii)
        975  Auburn Ind. Dev. Au. IDR (Goulds Pumps, Inc. Proj.), Ser. 1989, (LOC: Deutsche Bank),
             3.30%, due 8/6/08                                                                                  975(u)
      9,875  Austin Trust Var. Sts., Ser. 2007-1017, (LOC: Bank of America), 2.26%, due 8/7/08                9,875(u)
      4,590  Austin Trust Var. Sts., Ser. 2008-1066, (LOC: Bank of America), 2.26%, due 8/7/08                4,590(u)
      3,970  Austin Trust Var. Sts., Ser. 2008-1067, (LOC: Bank of America), 2.26%, due 8/7/08                3,970(u)
      5,925  Austin Trust Var. Sts., Ser. 2008-3507, (FSA Insured), 2.36%, due 8/7/08                         5,925(u)(c)
      7,935  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2025, (LOC: Branch Banking & Trust Co.),
             2.22%, due 8/7/08                                                                                7,935(u)
      8,000  Board Cooperative Ed. Svc. Sole Supervisory Dist. RANS, Ser. 2008, 2.40%, due 6/19/09            8,014
      2,690  Broome Co. IDA IDR (Parlor City Paper Box Proj.), Ser. 2006, (LOC: NBT Bank N.A.), 2.32%,
             due 8/7/08                                                                                       2,690(u)(B)(d)
      1,100  Chautauqua Co. IDA Civic Fac. Rev. (Multi-Mode-Jamestown Comm.), Ser. 2007 A, (LOC:
             Citizen's Bank), 5.00%, due 8/1/08                                                               1,103(u)(B)
      2,655  Clinton Co. IDA Civic Fac. Rev. (Champlain Valley Hosp. Proj.), Ser. 2006 A, (LOC:
             KeyBank), 2.10%, due 8/7/08                                                                      2,655(u)(B)
        830  Deutsche Bank Spears/Lifers Trust Var. St. (New York St. Dorm.), Ser. 2008-542, (AMBAC
             Insured), 2.27%, due 8/7/08                                                                        830(u)(oo)
      4,000  DFA Muni. Trust Var. Sts. (New York City Trans. Fin. Au.), Ser. 2007-3000, (LOC: Depfa Bank
             PLC), 2.24%, due 8/7/08                                                                          4,000(u)
      4,700  Dunkirk G.O. BANS, Ser. 2007, 3.82%, due 9/11/08                                                 4,700
      3,630  Dutchess Co. IDA Civic Fac. Rev. (Lutheran Ctr.), Ser. 2005, (LOC: KeyBank), 2.25%, due
             8/7/08                                                                                           3,630(u)(B)
      2,500  Eclipse Funding Trust (Solar Eclipse-Metro. Trans. Au.), Ser. 2006-0028, (AMBAC Insured),
             2.24%, due 8/7/08                                                                                2,500(n)(u)(hh)
     10,440  Eclipse Funding Trust (Solar Eclipse-New York St. Dorm Au. Rev.), Ser. 2006-0148, (MBIA
             Insured), 3.63%, due 9/20/08                                                                    10,440(u)(hh)
      1,000  Eclipse Funding Trust Var. St. (Solar Eclipse-New York City Muni. Wtr.), Ser. 2006-0112,
             (FSA Insured), 2.24%, due 8/7/08                                                                 1,000(n)(u)(hh)
      4,510  Haverstraw Stony Point Central Sch. Dist. G.O. (Merlots), Ser. 2007 D, (FSA Insured),
             2.74%, due 8/6/08                                                                                4,510(u)(ii)
     12,345  Hempstead IDA IDR (Floater), Ser. 2007-92G, (LOC: Goldman Sachs), 2.29%, due 8/7/08             12,345(u)
      8,850  Hempstead Town IDA Multi-Family Rev., Ser. 2007-300, (LOC: Bank of America), 2.26%, due
             8/7/08                                                                                           8,850(u)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman New York Municipal Money Fund cont'd
-----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                                    VALUE(++)
($000's omitted)                                                                                             ($000's omitted)
        965  Herkimer Co. IDA Civic Fac. Rev. (Templeton Foundation Proj.), Ser. 2000, (LOC: KeyBank),
             2.36%, due 8/7/08                                                                                  965(u)(B)
      4,640  Liberty Dev. Corp. Rev., Ser. 2006-585, (LOC: Citibank, N.A.), 2.23%, due 8/7/08                 4,640(u)
      4,300  Long Island Pwr Au. Elec. Sys. Rev., Ser. 2003 J, (FSA Insured), 2.60%, due 8/4/08               4,300(u)(p)
        200  Long Island Pwr. Au. Elec. Sys. Rev., Ser. 1998-1A, (LOC: Bayerische Landesbank), 2.15%,
             due 8/6/08                                                                                         200(u)(v)
      2,000  Long Island Pwr. Au. Elec. Sys. Rev. (Floaters), Ser. 2006-1428, (FGIC Insured), 2.44%, due
             8/7/08                                                                                           2,000(n)(u)(y)
      7,000  Metro. Trans. Au. Commuter Fac. Rev. (Merlots), Ser. 1997 P, (FGIC Insured), 2.24%, due
             8/6/08                                                                                           7,000(u)(ii)
     23,015  Metro. Trans. Au. Transit Fac. Rev. (Merlots), Ser. 2000 F, (FGIC Insured), 2.24%, due
             8/6/08                                                                                          23,015(u)(ii)
      2,465  Nassau Co. IDA Civic Fac. Rev. (North Shore Hebrew Academy Proj.), Ser. 2005, (LOC:
             Sovereign Bank), 2.27%, due 8/7/08                                                               2,465(u)(B)(m)
     12,550  Nassau Co. IDA Continuing Care Retirement (Amsterdam at Harborside), Ser. 2007 C, (LOC:
             LaSalle National Bank), 2.05%, due 8/6/08                                                       12,550(u)(B)
     18,000  Nassau Co. IDA Rev. (Floater), Ser. 2007-75G, (LOC: Goldman Sachs), 2.30%, due 8/7/08           18,000(u)
      1,670  Nassau Co. Interim Fin. Au. Sales Tax Secured, Ser. 2002 A, (FSA Insured), 2.50%, due
             8/6/08                                                                                           1,670(u)(p)
        385  Nassau Co. Interim Fin. Au. Sales Tax Secured, Ser. 2002 B, (FSA Insured), 2.50%, due
             8/6/08                                                                                             385(u)(i)
      4,950  New Rochelle IDA Multi-Family Hsg. Rev., Ser. 2008, (LOC: Citigroup Global Markets), 2.48%,
             due 8/7/08                                                                                       4,950(u)
      4,000  New Rochelle Muni. Hsg. Au. Rev. (Section 8 Assist.), Ser. 1998 A, 5.55%, due 12/1/14 Pre-
             Refunded 12/1/08                                                                                 4,216
      7,850  New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev. (Floater), Ser. 2008-2715, (LOC:
             Morgan Stanley), 2.39%, due 8/7/08                                                               7,850(u)
      5,300  New York City Hsg. Dev. Corp. Multi-Family Rental Hsg. Rev. (Atlantic Court Apt.), Ser.
             2005 A, (LOC: Freddie Mac), 2.17%, due 8/6/08                                                    5,300(u)(B)
      2,480  New York City IDA Civic Fac. Rev. (American Society Technion Proj.), Ser. 2003, (LOC:
             Allied Irish Bank), 2.03%, due 8/6/08                                                            2,480(u)(B)
     16,000  New York City IDA Civic Fac. Rev. (Congregational Darchei Torah), Ser. 2008, (LOC:
             KeyBank), 2.43%, due 8/7/08                                                                     16,000(u)
     10,530  New York City IDA Civic Fac. Rev. (Touro College Proj.), Ser. 1999 A, 6.35%, due 6/1/29
             Pre-Refunded 6/1/09                                                                             11,219(u)(B)
      6,300  New York City IDA Civic Fac. Rev. (United Jewish Appeal Federation), Ser. 2004 B, 2.14%,
             due 8/6/08                                                                                       6,300(u)(B)
      6,920  New York City IDA Spec. Fac. Rev. (Korean Air Lines Co.), Ser. 1997 A, (LOC: HSBC Bank
             N.A.), 2.17%, due 8/6/08                                                                         6,920(u)(B)
      8,000  New York City Muni. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2007 A, (LOC: Citibank, N.A.),
             2.23%, due 8/7/08                                                                                8,000(u)
      3,900  New York City Muni. Wtr. Fin. Au. Rev., Ser. 2001, (LOC: Merrill Lynch Capital Markets),
             2.23%, due 8/7/08                                                                                3,900(u)
      5,300  New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 1999, (FGIC Insured), 2.25%,
             due 8/7/08                                                                                       5,300(u)(k)
      5,000  New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2006-564, (LOC: Citibank,
             N.A.), 2.23%, due 8/7/08                                                                         5,000(u)
        150  New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Putters), Ser. 2004-624, (AMBAC
             Insured), 2.74%, due 8/7/08                                                                        150(u)(s)
      4,970  New York City Transitional Fin. Au. Rev., Ser. 2002-2A, (LOC: Dexia Credit Locale de
             France), 1.95%, due 8/1/08                                                                       4,970(u)
         40  New York City Transitional Fin. Au. Rev., Ser. 2007-1908, (LOC: JP Morgan Chase), 2.29%,
             due 8/7/08                                                                                          40(u)
      5,250  New York City Transitional Fin. Au. Rev. (NYC Recovery), Ser. 2002-3E, (LOC: Landesbank-
             Baden-Wurdemberg), 1.95%, due 8/1/08                                                             5,250(u)
      4,995  New York City Transitional Fin. Au. Rev. (Putters), Ser. 2002-307, (AMBAC Insured), 2.74%,
             due 8/7/08                                                                                       4,995(u)(s)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman New York Municipal Money Fund cont'd
-----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                                    VALUE(++)
($000's omitted)                                                                                             ($000's omitted)
      2,490  New York City Transitional Fin. Au. Rev. (Putters), Ser. 2004-468, (MBIA Insured), 2.64%,
             due 8/7/08                                                                                       2,490(n)(u)(s)
      1,300  New York City Trust for Cultural Res. Rev., Ser. 2000-SGA91, (AMBAC Insured), 2.45%, due
             8/1/08                                                                                           1,300(u)(cc)
      4,400  New York G.O., Ser 2007-11299, (LOC: Citibank, N.A.), 2.23%, due 8/7/08                          4,400(u)
      2,690  New York G.O., Ser. 2004 H-7, (LOC: KBC Bank), 2.35%, due 8/1/08                                 2,690(u)
      4,990  New York G.O. (Putters), Ser. 2007-2207, (LOC: JP Morgan Chase), 2.29%, due 8/7/08               4,990(u)
      4,900  New York St. Dorm. Au. Rev. (Culinary Institute of America), Ser. 2004 D, (LOC: TD
             Banknorth N.A.), 2.14%, due 8/7/08                                                               4,900(u)(B)
     18,125  New York St. Dorm. Au. Rev. (Merlots), Ser. 2000 G, (FGIC Insured), 2.24%, due 8/6/08           18,125(u)(ii)
      5,900  New York St. Dorm. Au. Rev. (Oxford Univ. Press, Inc.), Ser. 1993, (LOC: Landebank Hessen-
             Thueringen Girzentrale), 2.05%, due 8/1/08                                                       5,900(u)(B)
      6,000  New York St. Dorm. Au. Rev. (Rockefeller Univ.), Ser. 2008 A, 2.00%, due 8/7/08                  6,000(u)(B)
      1,950  New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser.
             2006, (XLCA Insured), 2.14%, due 8/7/08                                                          1,950(u)(B)(ff)
      4,000  New York St. Dorm. Au. Rev. Non St. Supported Debt (Ithica College), Ser. 2008, (LOC: RBS
             Citizens N.A.), 2.14%, due 8/7/08                                                                4,000(u)
      1,310  New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008-11479, (LOC: Citibank), 2.22%, due
             8/7/08                                                                                           1,310(u)
        400  New York St. Dorm. Au. Rev. Secondary Issues (Floater), Ser. 2005-1216, (LOC: Morgan
             Stanley), 2.24%, due 8/7/08                                                                        400(u)
     12,070  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2005-1143, (AMBAC Insured),
             2.44%, due 8/7/08                                                                               12,070(u)(y)
      9,000  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2005-2908, (AMBAC Insured),
             2.23%, due 8/7/08                                                                                9,000(u)(p)
     27,490  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2006-1370, (FHA Insured),
             2.23%, due 8/7/08                                                                               27,490(u)(x)
      5,010  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2006-1424, (LOC: Morgan
             Stanley), 2.24%, due 8/7/08                                                                      5,010(u)
      5,895  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2006-3638, (AMBAC Insured),
             2.23%, due 8/7/08                                                                                5,895(u)(p)
      5,825  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2006-3683, (AMBAC Insured),
             2.23%, due 8/7/08                                                                                5,825(u)(p)
      7,400  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser. 2007-1959, (AMBAC Insured),
             2.74%, due 8/7/08                                                                                7,400(u)(y)
      1,975  New York St. Dorm. Au. Rev. Secondary Issues (Putters), Ser. 2005-1187, (FSA Insured),
             2.44%, due 8/7/08                                                                                1,975(u)(s)
      4,760  New York St. Dorm. Au. Rev. Secondary Issues (Putters), Ser. 2008-2846, (FHA Insured),
             2.29%, due 8/7/08                                                                                4,760(u)(s)
     10,680  New York St. Energy Research & Dev. Au. Elec. Fac. Rev. (Long Island Lighting Co.), Ser.
             1997 A, (LOC: Royal Bank of Scotland), 2.20%, due 8/6/08                                        10,680(u)(B)
        300  New York St. Energy Research & Dev. Au. Fac. Rev. (Cons. Edison Co.), Ser. 2005 A-2, (LOC:
             Wachovia Bank & Trust Co.), 2.15%, due 8/6/08                                                      300(u)(B)
      5,000  New York St. HFA Rev. (100 Maiden Lane), Ser. 2004 A, (LOC: Fannie Mae), 2.15%, due 8/6/08       5,000(u)(B)
     10,000  New York St. HFA Rev. (125 West 31st St. Hsg.), Ser. 2005 A, (LOC: Fannie Mae), 2.20%, due
             8/6/08                                                                                          10,000(u)(B)
      6,000  New York St. HFA Rev. (316 Eleventh Ave Hsg.), Ser. 2007 A, (LOC: Fannie Mae), 2.20%, due
             8/6/08                                                                                           6,000(u)(B)
      5,600  New York St. HFA Rev. (360 West 43rd), Ser. 2002 A, (LOC: Fannie Mae), 2.20%, due 8/6/08         5,600(u)(B)
      1,725  New York St. HFA Rev. (Admiral Halsey Sr. Apt.), Ser. 2007 A, (LOC: Citibank, N.A.), 2.25%,
             due 8/6/08                                                                                       1,725(u)(B)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman New York Municipal Money Fund cont'd
-----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                                    VALUE(++)
($000's omitted)                                                                                             ($000's omitted)
      7,000  New York St. HFA Rev. (Capitol Green Apts.), Ser. 2006 A, (LOC: Fannie Mae), 2.24%, due
             8/6/08                                                                                           7,000(u)
      3,000  New York St. HFA Rev. (Clinton Green South Hsg.), Ser. 2006 A, (LOC: Bank of America),
             2.22%, due 8/6/08                                                                                3,000(u)(B)
     12,000  New York St. HFA Rev. (Ocean Park Apt. Hsg.), Ser. 2005 A, (LOC: Fannie Mae), 2.25%, due
             8/6/08                                                                                          12,000(u)(B)
      4,155  New York St. HFA Rev. (St. Personal Income Tax), Ser. 2008-8103, (LOC: Citigroup Global
             Markets), 2.23%, due 8/7/08                                                                      4,155(u)
      5,000  New York St. HFA Rev. (Theater Row), Ser. 2000 A, (LOC: Freddie Mac), 2.20%, due 8/6/08          5,000(u)
      4,000  New York St. HFA Rev. (Victory Hsg.), Ser. 2001 A, (LOC: Freddie Mac), 2.20%, due 8/6/08         4,000(u)(B)
     10,000  New York St. Mtge. Agcy. Rev. (AMT Homeowner Mtge.), Ser. 2007-147, (LOC: Dexia Credit
             Locale de France), 2.23%, due 8/6/08                                                            10,000(u)
      1,810  New York St. Mtge. Agcy. Rev. (Putters), Ser. 2005-1211, (LOC: JP Morgan Chase), 2.44%, due
             8/7/08                                                                                           1,810(u)
      4,615  New York St. Pwr. Au. Rev. & Gen. Purp., Ser. 1985, (LOC: Bank of Nova Scotia), 2.10%, due
             9/2/08                                                                                           4,615(u)
      5,527  New York St. Thruway Au. Gen. Rev. (Floaters), Ser. 2006-1427, (FSA Insured), 2.44%, due
             8/7/08                                                                                           5,527(u)(y)
      6,362  New York St. Thruway Au. Gen. Rev. (Floaters), Ser. 2007-2105, (FGIC Insured), 2.44%, due
             8/7/08                                                                                           6,363(u)(y)
      6,460  New York St. Thruway Au. Gen. Rev. (Putters), Ser. 2005-1102, (FSA Insured), 2.59%, due
             8/7/08                                                                                           6,460(u)(s)
      2,000  New York St. Thruway Au. Hwy. & Bridge Trust Fund Rev., Ser. 2005-199, (AMBAC Insured),
             2.21%, due 8/1/08                                                                                2,000(u)(x)
      5,770  New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Contract Rev., Ser. 2003 A,
             5.25%, due 1/1/21 Putable 1/1/09                                                                 5,891(u)
      1,500  New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Contract Rev., Ser. 2003 A,
             5.00%, due 1/1/27 Putable 1/1/09                                                                 1,529(u)
      2,790  New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Contract Rev. (Putters), Ser.
             2002-313, (LOC: JP Morgan Chase), 2.24%, due 8/7/08                                              2,790(u)
      7,740  New York St. Urban Dev. Corp. Rev., Ser. 2003-163, (FGIC Insured), 2.27%, due 8/7/08             7,740(u)(cc)
      8,100  New York St. Urban Dev. Corp. Rev. (Correctional Fac.), Ser. 1998 B, 5.00%, due 1/1/25 Pre-
             Refunded 1/1/09                                                                                  8,356
     10,000  New York St. Urban Dev. Corp. Rev. (Merlots), Ser. 2000 N, (AMBAC Insured), 2.49%, due
             8/6/08                                                                                          10,000(u)(ii)
        700  New York St. Urban Dev. Corp. Rev. (Putters), Ser. 2007-2283, (MBIA Insured), 2.49%, due
             8/7/08                                                                                             700(u)(s)
      2,465  Niskayuna Central Sch. Dist. G.O., Ser. 2008, 3.13%, due 4/15/09                                 2,486
      1,725  North Amityville Fire Co., Inc. Fire Dept. Rev., Ser. 2003, (LOC: Citibank, N.A.), 2.40%,
             due 8/7/08                                                                                       1,725(u)
      1,465  Oneida Co. IDA Civic Fac. Rev. (Mohawk Valley St. Luke's), Ser. 2006 E, (LOC: Bank of
             America), 2.18%, due 8/7/08                                                                      1,465(u)(B)
      3,180  Onondaga Co. IDA Arpt. Fac. Rev. (Syracuse Executive Air Svc.), Ser. 2000 A, (LOC: Fleet
             National Bank), 2.25%, due 8/6/08                                                                3,180(u)(B)
      3,825  Onondaga Co. IDA Civic Fac. Rev. (Comm. College Hsg. Dev.), Ser. 2005 A, (LOC: Citizens
             Bank), 2.19%, due 8/7/08                                                                         3,825(u)
      3,250  Onondaga Co. IDA Civic Fac. Rev. (Crouse Hlth. Hosp.), Ser. 2007 A, (LOC: KeyBank), 2.28%,
             due 8/6/08                                                                                       3,250(u)(B)
      6,245  Ontario Co. IDA. Civic Fac. Rev. (F. F. Thompson Hosp.), Ser. 2003 B, (LOC: KeyBank),
             2.28%, due 8/6/08                                                                                6,245(u)(B)
      2,865  Orange Co. IDA Civic Fac. Rev. (St. Luke's Cornwall Hosp. Proj.), Ser. 2006, (LOC:
             KeyBank), 2.25%, due 8/7/08                                                                      2,865(u)(B)
     10,000  Port Au. New York & New Jersey Rev. (Floater), Ser. 2007-111TP, (CFIG Insured), 2.49%, due
             8/7/08                                                                                          10,000(u)(jj)
      5,745  Puttable Floating Option Tax Exempt Receipts (New York St. Dorm), Ser. 2007-4097, (AMBAC
             Insured), 2.23%, due 8/7/08                                                                      5,745(u)(p)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman New York Municipal Money Fund cont'd
-----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                                    VALUE(++)
($000's omitted)                                                                                             ($000's omitted)
      3,000  Rensselaer Co. IDA Civic Fac. Rev. (RC Hsg. I LLC Proj.), Ser. 2008 A, (LOC: Citizens
             Bank), 2.24%, due 8/7/08                                                                         3,000(u)(B)
      1,970  Riverhead IDA Civic Fac. Rev. (Central Suffolk Hosp. Proj.), Ser. 2006 C, (LOC: HSBC Bank
             N.A.), 2.18%, due 8/7/08                                                                         1,970(u)(B)
      1,185  Schenectady IDA IDR (Fortitech Holding Corp. Proj.), Ser. 1995 A, (LOC: Bank of America),
             2.35%, due 8/7/08                                                                                1,185(u)(B)
      5,371  Spencerport G.O. BANS, Ser. 2007 A, 3.75%, due 9/4/08                                            5,371
      2,720  Suffolk Co. IDA IDR (JBC Realty LLC), Ser. 1998, (LOC: Chase Manhattan Bank), 2.25%, due
             8/6/08                                                                                           2,720(u)(B)
      1,221  Syracuse G.O. BANS, Ser. 2007, 3.80%, due 10/25/08                                               1,221
      5,000  Syracuse IDA Civic Fac. Rev. (Crouse Hlth. Hosp. Proj.), Ser. 2007 A, (LOC: KeyBank),
             2.28%, due 8/6/08                                                                                5,000(u)(B)
     10,700  Triborough Bridge & Tunnel Au. Rev. (Eagle), Ser. 2008 A, (FGIC Insured), 2.48%, due 8/7/08     10,700(u)(l)
      3,830  Triborough Bridge & Tunnel Au. Rev. (Muni. Sec. Trust Receipts), Ser. 2008 A, (FGIC
             Insured), 2.26%, due 8/7/08                                                                      3,830(u)(cc)
      1,965  Triborough Bridge & Tunnel Au. Rev. (Putters), Ser. 2002-304, (MBIA Insured), 2.49%, due
             8/7/08                                                                                           1,965(u)(s)
      1,105  Ulster Co. IDA IDR (Northeast Panel & Truss), Ser. 2001 A, (LOC: TD Banknorth N.A.), 2.35%,
             due 8/7/08                                                                                       1,105(u)(B)(a)
      2,100  Utica IDA Civic Fac. Rev. (Utica College Proj.), Ser. 2005 A, (LOC: Citizens Bank), 2.18%,
             due 8/7/08                                                                                       2,100(u)(B)
     10,685  Warren & Washington Cos. IDA Civic Fac. Rev. (Glen at Hiland Meadows Proj.), Ser. 2000,
             (LOC: Sovereign Bank), 2.09%, due 8/6/08                                                        10,685(u)(B)(bb)
      6,000  Westchester Co. IDA Continuing Care Retirement Comm. Rev. (Kendal  Hudson Prop.), Ser.
             2007, (LOC: Sovereign Bank), 2.09%, due 8/7/08                                                   6,000(u)(B)(z)
     15,000  Westchester Co. IDA Rev. (Floater), Ser. 2007-103G, (LOC: Goldman Sachs), 2.30%, due 8/7/08     15,000(u)
                                                                                                            -------
                                                                                                            719,936
PUERTO RICO (8.4%)
     10,000  Austin Trust Var. Sts. Cert., Ser. 2008-355, (LOC: Bank of America), 2.27%, due 8/7/08          10,000(u)
      5,900  Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev. (Floaters), Ser. 2008-019, (FSA
             Insured), 2.39%, due 8/7/08                                                                      5,900(u)(p)
      3,730  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Floater), Ser. 2008-2389, (AMBAC
             Insured), 2.44%, due 8/7/08                                                                      3,730(u)(y)
      3,065  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Floater), Ser. 2008-2390, (AMBAC
             Insured), 2.44%, due 8/7/08                                                                      3,065(u)(y)
      4,000  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Floater), Ser. 2008-2392, (AMBAC
             Insured), 2.44%, due 8/7/08                                                                      4,000(u)(y)
      1,065  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Floater), Ser. 2008-2393, (AMBAC
             Insured), 2.44%, due 8/7/08                                                                      1,065(u)(y)
      6,925  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Floater), Ser. 2008-2394, (AMBAC
             Insured), 2.44%, due 8/7/08                                                                      6,925(u)(y)
      7,015  Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Putters), Ser. 2002-246, (FSA
             Insured), 2.74%, due 8/7/08                                                                      7,015(n)(u)(s)
        495  Puerto Rico Elec. Pwr. Au. Pwr. Rev. (Putters), Ser. 2007-1830, (FSA Insured), 2.79%, due
             8/7/08                                                                                             495(u)(s)
      8,995  Puerto Rico Hsg. Fin. Au. (Putters), Ser. 2008-2984, (LOC: JP Morgan Chase), 2.24%, due
             8/7/08                                                                                           8,995(u)
      1,150  Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Floater), Ser. 2000-377, (LOC:
             Morgan Stanley), 2.22%, due 8/7/08                                                               1,150(u)(B)
      5,715  Puerto Rico Pub. Fin. Corp. (Floaters), Ser. 1999-502, (AMBAC Insured), 3.69%, due 8/7/08        5,715(u)(x)
      6,665  Puerto Rico Pub. Fin. Corp. (Floaters), Ser. 1999-579, (AMBAC Insured), 3.69%, due 8/7/08        6,665(u)(x)
        300  Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floater), Ser. 2006-1990, (LOC: Morgan
             Stanley), 2.44%, due 8/7/08                                                                        300(u)

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman New York Municipal Money Fund cont'd
-----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY(@)(@)                                                                    VALUE(++)
($000's omitted)                                                                                             ($000's omitted)
      1,000  Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floater), Ser. 2007-1984, (LOC: Morgan
             Stanley), 2.44%, due 8/7/08                                                                      1,000(u)
                                                                                                           --------
                                                                                                             66,020

             TOTAL INVESTMENTS (100.4%)                                                                     785,956

             Liabilities, less cash, receivables and other assets [(0.4%)]                                  (3,055)

             TOTAL NET ASSETS (100.0%)                                                                     $782,901

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Short Duration Bond Fund (formerly, Lehman Brothers Short Duration Bond Fund)
----------------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                                    VALUE(+)
($000's omitted)                                                                                         ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (2.8%)
        2,250    U.S. Treasury Notes, 4.75%, due 3/31/11 (COST $2,391)                                          2,364

MORTGAGE-BACKED SECURITIES (64.8%)

ADJUSTABLE ALT-A JUMBO BALANCE (1.9%)
        2,118    JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 3A1, 5.94%, due 8/1/08                   1,593(u)(OO)

ADJUSTABLE ALT-A MIXED BALANCE (10.1%)
        1,127    Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.59%, due 8/1/08                              795(u)
        3,290    Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.48%, due 8/1/08                           2,284(u)(OO)
        1,927    First Horizon Alternative Mortgage Securities Trust, Ser. 2006-AA7, Class A1,
                 6.52%, due 8/1/08                                                                              1,411(u)
        3,579    Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.56%, due 8/1/08                     2,382(u)
        2,092    Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.60%, due 8/1/08                 1,665(u)
                                                                                                               ------
                                                                                                                8,537
ADJUSTABLE ALT-B MIXED BALANCE (1.1%)
        1,271    Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 3.96%, due 8/1/08                        920(u)

ADJUSTABLE CONFORMING BALANCE (4.3%)
        2,138    Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.37%, due 8/1/08                     1,961(u)
        1,977    IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1, 5.51%, due 8/1/08                 1,715(u)
                                                                                                               ------
                                                                                                                3,676
ADJUSTABLE JUMBO BALANCE (7.0%)
          914    Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.34%, due 8/1/08                         784(u)
        1,934    Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.69%, due 8/1/08                       1,730(u)
        2,956    Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.35%, due 8/1/08                     2,041(u)(OO)
        1,500    Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 4.99%,
                 due 10/25/35                                                                                   1,382
                                                                                                               ------
                                                                                                                5,937
ADJUSTABLE MIXED BALANCE (13.2%)
        2,051    Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.66%, due 8/1/08                       1,658(u)
          999    Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A,
                 5.44%, due 8/1/08                                                                                921(u)
        2,007    Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1,
                 4.68%, due 8/1/08                                                                              1,902(u)(OO)
        2,335    First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due
                 8/1/08                                                                                         2,190(u)
        2,133    GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%, due 8/1/08                    1,955(u)
          326    Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 3.22%, due 8/1/08                         298(u)
        2,250    WaMu Mortgage Pass-Through Certificates, Ser. 2004-AR9, Class A7, 4.13%, due 8/1/08            2,195(u)
                                                                                                               ------
                                                                                                               11,119
COMMERCIAL MORTGAGE-BACKED (18.0%)
        1,764    Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6, Class A1,
                 4.94%, due 12/15/40                                                                            1,767(OO)
        1,472    GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36               1,468

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Short Duration Bond Fund cont'd
------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                                    VALUE(+)
($000's omitted)                                                                                         ($000's omitted)

        1,775    GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2, 4.85%, due 7/10/45               1,767
          614    GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1, 4.98%, due
                 11/10/45                                                                                         612
        2,649    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A1,
                 5.83%, due 8/1/08                                                                              2,672(u)(OO)
        1,769    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A1,
                 4.28%, due 5/15/41                                                                             1,763(OO)
        2,712    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A1,
                 5.04%, due 12/15/44                                                                            2,714(OO)
        2,438    LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32                   2,448
                                                                                                               ------
                                                                                                               15,211
MORTGAGE-BACKED NON-AGENCY (4.5%)
        1,071    Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35                            1,070(n)
        2,219    GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35                        2,247(n)
          455    GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35                          456(n)
                                                                                                               ------
                                                                                                                3,773
FANNIE MAE (1.4%)
        1,121    Whole Loan, Ser. 2004-W8, Class PT, 10.43%, due 8/1/08                                         1,225(u)

FREDDIE MAC (3.2%)
           13    ARM Certificates, 5.25%, due 2/1/09                                                               13(u)
        1,467    Pass-Through Certificates, 8.00%, due 11/1/26                                                  1,587
        1,041    Pass-Through Certificates, 8.50%, due 10/1/30                                                  1,148
                                                                                                               ------
                                                                                                                2,748
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
           33    Pass-Through Certificates, 7.00%, due 4/15/11                                                     34(OO)
            1    Pass-Through Certificates, 7.50%, due 10/15/09 -  8/15/10                                          1
           20    Pass-Through Certificates, 12.00%, due 12/15/12 - 5/15/14                                         23
                                                                                                               ------
                                                                                                                   58

                 TOTAL MORTGAGE-BACKED SECURITIES (COST $62,245)                                               54,797

CORPORATE DEBT SECURITIES (17.3%)

BANKS (1.2%)
        1,000    Bank of America Corp., Subordinated Unsecured Notes, 7.80%, due 2/15/10                        1,044(OO)

DIVERSIFIED FINANCIAL SERVICES (10.5%)
        2,250    General Electric Capital Corp., Medium-Term Senior Unsecured Notes, Ser. A,
                 4.25%, due 9/13/10                                                                             2,268(OO)
        2,200    HSBC Finance Corp., Senior Unsecured Notes, 4.13%, due 12/15/08                                2,198(OO)
        2,200    International Lease Finance Corp., Senior Unsecured Notes, 3.50%, due 4/1/09                   2,140(OO)
        1,250    MBNA Corp., Notes, 4.63%, due 9/15/08                                                          1,252(OO)
        1,050    Morgan Stanley, Senior Unsecured Notes, 4.00%, due 1/15/10                                     1,042(OO)
                                                                                                               ------
                                                                                                                8,900
MEDIA (5.6%)
        1,250    British Sky Broadcasting Group PLC, Guaranteed Senior Unsecured Notes, 8.20%,
                 due 7/15/09                                                                                    1,285(OO)
        1,080    Comcast Cable Communications, Guaranteed Unsecured Unsubordinated Notes, 6.20%,
                 due 11/15/08                                                                                   1,083(OO)
        1,210    News America Holdings, Inc., Guaranteed Notes, 7.38%, due 10/17/08                             1,219(OO)
        1,100    Time Warner Entertainment LP, Senior Unsecured Notes, 7.25%, due 9/1/08                        1,103(OO)
                                                                                                               ------
                                                                                                                4,690

                 TOTAL CORPORATE DEBT SECURITIES (COST $14,597)                                                14,634

See Notes to Schedule of Investments

                                                                                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Short Duration Bond Fund cont'd
------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                                    VALUE(+)
($000's omitted)                                                                                         ($000's omitted)
ASSET-BACKED SECURITIES (13.1%)
        1,000    ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B,
                 2.59%, due 8/25/08                                                                               876(u)
          400    ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 2.61%,
                 due 8/25/08                                                                                      330(u)
          400    Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 2.61%,
                 due 8/25/08                                                                                      262(u)
          971    Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 2.64%, due 8/25/08                     924(u)
          850    Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 2.72%, due 8/25/08                     490(u)
          177    Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%, due 5/25/26                          176
        1,000    Chase Issuance Trust, Ser. 2005-A9, Class A9, 2.48%, due 8/15/08                                 994(u)
          733    Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 2.64%,
                 due 8/25/08                                                                                      666(u)
          426    Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 2.64%,
                 due 8/25/08                                                                                      395(u)
          731    Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 2.64%,
                 due 8/25/08                                                                                      698(u)
          500    DaimlerChrysler Auto Trust, Ser. 2008-B, Class A2B, 3.39%, due 8/8/08                            502(u)
        1,163    Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A1, 2.55%, due 8/25/08               1,141(u)
          540    Impac Secured Assets Corp., Ser. 2006-3, Class A4, 2.55%, due 8/25/08                            511(u)
          413    Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 3.21%, due 10/14/08                                   6(n)(u)
          690    Nomura Asset Acceptance Corp., Ser. 2006-S2, Class AIO, 10.00%, Interest Only
                 Security, due 4/25/36                                                                             10(n)
          816    Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 2.69%,
                 due 8/25/08                                                                                      737(u)
          350    Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 2.62%,
                 due 8/25/08                                                                                      175(u)
        1,100    Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 2.63%, due 8/25/08                  919(u)
        1,325    Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 2.55%, due 8/25/08              1,283(u)

                 TOTAL ASSET-BACKED SECURITIES (COST $12,553)                                                  11,095

REPURCHASE AGREEMENTS (1.6%)
        1,295    Repurchase Agreement with Fixed Income Clearing Corp., 1.82%, due 8/1/08, dated 7/31/08, Maturity Value $1,295,065 Collateralized by $1,335,000
                 Federal Home Loan Bank, 2.20%, due 04/09/09 (Collateral Value $1,338,338),
                 1.82%, due 7/31/08 (COST $1,295)                                                               1,295(#)

                 TOTAL INVESTMENTS (99.6%) (COST $93,081)                                                      84,185(##)

                 Cash, receivables and other assets, less liabilities (0.4%)                                      374(c/)(c/)

                 TOTAL NET ASSETS (100.0%)                                                                    $84,559


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2008


SCHEDULE OF INVESTMENTS Neuberger Berman Strategic Income Fund (formerly, Lehman Brothers Strategic Income Fund)
----------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT       SECURITY(@@)                                                                             VALUE(+)
($000's omitted)                                                                                          ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (6.8%)
           700    U.S. Treasury Bill, 1.69%, due 12/11/08                                                             695
            20    U.S. Treasury Bonds, 8.13%, due 8/15/19                                                              27
            65    U.S. Treasury Notes, 3.88%, due 2/15/13                                                              67

                  TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT                                  789
                  OF THE U.S. GOVERNMENT (COST $789)

U.S. GOVERNMENT AGENCY SECURITIES (0.2%)
            25    Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (COST $26)                                         26(OO)

MORTGAGE-BACKED SECURITIES (50.2%)

FANNIE MAE (44.8%)
            31    Pass-Through Certificates, 4.50%, due 8/1/18 & 10/1/18                                               31
         1,690    Pass-Through Certificates, 5.00%, due 11/1/17 - 3/1/38                                            1,612(OO)
         1,100    Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity                                           1,044(O)
         1,945    Pass-Through Certificates, 5.50%, due 9/1/16 - 6/1/38                                             1,908
           268    Pass-Through Certificates, 6.00%, due 3/1/18 - 4/1/37                                               270
           250    Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity                                             251(O)
            56    Pass-Through Certificates, 6.50%, due 11/1/13 - 9/1/32                                               58
            17    Pass-Through Certificates, 7.00%, due 7/1/17 & 7/1/29                                                18
             3    Pass-Through Certificates, 7.50%, due 12/1/32                                                         4
                                                                                                                  -------
                                                                                                                    5,196
FREDDIE MAC (2.3%)
            15    Pass-Through Certificates, 4.50%, due 8/1/18                                                         15
            54    Pass-Through Certificates, 5.00%, due 5/1/18 & 8/1/33                                                52
            88    Pass-Through Certificates, 5.50%, due 9/1/17 - 7/1/33                                                87
            74    Pass-Through Certificates, 6.00%, due 4/1/17 - 12/1/33                                               75
            35    Pass-Through Certificates, 6.50%, due 3/1/16 - 1/1/32                                                35(OO)
             4    Pass-Through Certificates, 7.00%, due 6/1/32                                                          5
                                                                                                                  -------
                                                                                                                      269
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.1%)
           348    Pass-Through Certificates, 5.50%, due 7/15/36                                                       346
             6    Pass-Through Certificates, 6.50%, due 7/15/32                                                         6
             5    Pass-Through Certificates, 7.00%, due 8/15/32                                                         6
                                                                                                                  -------
                                                                                                                      358

                  TOTAL MORTGAGE-BACKED SECURITIES (COST $5,887)                                                    5,823

CORPORATE DEBT SECURITIES (45.9%)

BANK (4.5%)
           100    Bank of America Corp., Subordinated Notes, 5.25%, due 12/1/15                                        92(OO)
            85    Bank of America Corp., Senior Unsecured Notes, 5.65%, due 5/1/18                                     79(OO)
            20    Bank One Corp., Unsecured Subordinated Notes, 7.88%, due 8/1/10                                      21(OO)
           100    HBOS PLC, Subordinated Notes, 6.75%, due 5/21/18                                                     90(n)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2008


SCHEDULE OF INVESTMENTS Neuberger Berman Strategic Income Fund cont'd
---------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT       SECURITY(@@)                                                                             VALUE(+)
($000's omitted)                                                                                          ($000's omitted)
           100    Household Finance Corp., Senior Unsecured Notes, 6.38%, due 10/15/11                                102(OO)
           100    JP Morgan Chase & Co., Subordinated Notes, 4.88%, due 3/15/14                                        96(OO)
            45    JP Morgan Chase & Co., Senior Unsecured Notes, 6.40%, due 5/15/38                                    42(OO)
                                                                                                                  -------
                                                                                                                      522
CASH SUBSTITUTE (24.2%)
         1,733    CDX High Yield, Secured Notes, Ser. 9-T1, 8.75%, due 12/29/12                                     1,609(n)
         1,300    CDX High Yield, Secured Notes, Ser. 10-T, 8.88%, due 6/29/13                                      1,202(n)
                                                                                                                  -------
                                                                                                                    2,811
FINANCE (6.7%)
            70    American Express Co., Senior Unsecured Notes, 6.15%, due 8/28/17                                     66(OO)
            45    American Express Credit Corp., Senior Unsecured Medium-Term Notes, 5.88%, due 5/2/13                 44(OO)
            75    Associates Corp. NA, Senior Notes, 6.25%, due 11/1/08                                                75(OO)
            25    Citigroup, Inc., Senior Unsecured Notes, 6.88%, due 3/5/38                                           24
           115    Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13                                         112(OO)
            25    General Electric Capital Corp., Medium-Term Notes, 5.88%, due 1/14/38                                22(OO)
            55    General Electric Capital Corp., Senior Unsecured Notes, 5.63%, due 5/1/18                            54(OO)
           125    Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37                                   111(OO)
            85    Merrill Lynch & Co., Medium-Term Notes, 6.88%, due 4/25/18                                           80(OO)
           110    Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37                                          82(OO)
            55    Merrill Lynch & Co., Medium-Term Notes, Ser. C, 5.45%, due 2/5/13                                    51(OO)
            60    Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 6.63%, due 4/1/18                        56(OO)
                                                                                                                  -------
                                                                                                                      777
INDUSTRIAL (9.5%)
            40    Alcoa, Inc., Senior Unsecured Notes, 6.00%, due 7/15/13                                              40
            25    ArcelorMittal, Notes, 6.13%, due 6/1/18                                                              24(n)(OO)
            30    Cameron International Corp., Senior Unsecured Notes, 6.38%, due 7/15/18                              30
            75    Canadian Natural Resources Ltd., Unsecured Notes, 5.70%, due 5/15/17                                 73(OO)
            80    Comcast Corp., Guaranteed Notes, 6.30%, due 11/15/17                                                 79(OO)
            50    Continental Airlines, Inc., Pass-Through Certificates, Class A, 5.98%, due 4/19/22                   40
            70    DaimlerChrysler N.A. Holding Corp., Guaranteed Notes, 8.00%, due 6/15/10                             74(OO)
            25    Enbridge Energy Partners L.P., Senior Unsecured Notes, 7.50%, due 4/15/38                            26(n)
            50    ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37                                          38(n)
            40    GlaxoSmithKline Capital, Inc., Guaranteed Notes, 6.38%, due 5/15/38                                  40(OO)
            20    International Paper Co., Senior Unsecured Notes, 8.70%, due 6/15/38                                  20
            50    Kinder Morgan, Inc., Senior Unsecured Notes, 5.95%, due 2/15/18                                      49
            20    Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18                                         20(OO)
            40    Nabors Industries, Inc., Guaranteed Notes, 6.15%, due 2/15/18                                        39(n)
            50    Northwest Airlines, Inc., Pass-Through Certificates, Class A, 7.03%, due 11/1/19                     40
            25    Oneok Partners L.P., Guaranteed Notes, 6.85%, due 10/15/37                                           24
            50    Oracle Corp., Senior Unsecured Notes, 6.50%, due 4/15/38                                             50
            30    Rio Tinto Finance (USA) Ltd., Guaranteed Notes, 7.13%, due 7/15/28                                   30
            45    Rogers Communications, Inc., Guaranteed Notes, 6.80%, due 8/15/18                                    45
             0    Southwest Airlines Co., Pass-Through Certificates, Class A, 6.15%, due 8/1/22                         0
            60    St. Jude Medical, Inc., Senior Unsecured Notes, 2.80%, due 12/15/35                                  60(OO)
            25    TEPPCO Partners L.P., Guaranteed Notes, 7.55%, due 4/15/38                                           26
            85    Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12                                         84(OO)
            60    Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18                                         60
           100    XTO Energy, Inc., Senior Unsecured Notes, 6.75%, due 8/1/37                                          97(OO)
                                                                                                                  -------
                                                                                                                    1,108
TELECOMMUNICATIONS (0.3%)
            30    Telecom Italia Capital, Guaranteed Notes, 7.20%, due 7/18/36                                         28

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2008


SCHEDULE OF INVESTMENTS Neuberger Berman Strategic Income Fund cont'd
---------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT       SECURITY(@@)                                                                             VALUE(+)
($000's omitted)                                                                                          ($000's omitted)
UTILITY - ELECTRIC (0.7%)
            30    Dominion Resources, Inc., Senior Unsecured Notes, 7.00%, due 6/15/38                                 30
            50    Exelon Generation Co., LLC, Senior Unsecured Notes, 6.20%, due 10/1/17                               49(OO)
                                                                                                                  -------
                                                                                                                       79

                  TOTAL CORPORATE DEBT SECURITIES (COST $5,580)                                                      5,325

ASSET-BACKED SECURITIES (1.8%)
           120    AmeriCredit Automobile Receivables Trust, Ser. 2008-AF, Class A2B, 4.21%, due 8/6/08                116(u)
           100    SLM Student Loan Trust, Ser. 2008-6, Class A1, 3.36%, due 10/27/08                                  100(u)

                  TOTAL ASSET-BACKED SECURITIES (COST $220)                                                           216

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (5.8%)
       669,322    Neuberger Berman Prime Money Fund Trust Class (COST $669)                                           669(@)

                  TOTAL INVESTMENTS (110.7%) (COST $13,171)                                                        12,848(##)

                  Liabilities, less cash, receivables and other assets [(10.7%)]                                   (1,238)

                  TOTAL NET ASSETS (100.0%)                                                                       $11,610


See Notes to Schedule of Investments

                                                       JULY 31, 2008 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------
(+) Investments in debt securities by Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Core Plus Bond Fund ("Core Plus Bond") Neuberger Berman High Income Fund ("High Income"), Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust"), Neuberger Berman Short Duration Bond Fund ("Short Duration"), and Neuberger Berman Strategic Income Fund ("Strategic Income") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. Investments in equity securities by each Fund are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Lehman Brothers Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(tt) Investment securities of Neuberger Berman California Tax-Free Money Fund ("California Tax-Free Money"), Neuberger Berman Municipal Money Fund ("Municipal Money"), Neuberger Berman New York Municipal Money Fund ("New York Municipal Money"), and Neuberger Berman Cash Reserves ("Cash Reserves") are valued at amortized cost, which approximates U.S. federal income tax cost.

(#)    At cost, which approximates market value.

(##) At July 31, 2008, selected fund information on a U.S. federal income tax basis was as follows:



For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

                                                                  JULY 31, 2008 (UNAUDITED)
                                                                                        NET
                                                  GROSS            GROSS         UNREALIZED
                                             UNREALIZED       UNREALIZED       APPRECIATION
                                   COST    APPRECIATION     DEPRECIATION     (DEPRECIATION)
(000'S OMITTED)

CORE BOND                      $129,653            $253           $6,281           $(6,028)

CORE PLUS BOND                   22,298               4              659              (655)

HIGH INCOME                     281,636           1,261           16,595           (15,334)

MUNICIPAL SECURITIES TRUST       26,703             323              485              (162)

SHORT DURATION                   93,386             379            9,580            (9,201)

STRATEGIC INCOME                 13,186               4              342              (338)


(@@) Municipal securities held by California Tax-Free Money, Municipal Money and New York Municipal Money are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Municipal securities held by Municipal Securities Trust are within the four highest rating categories assigned by a NRSRO or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 95%, 93%, 77% and 95% of the municipal securities held by California Tax-Free Money, Municipal Money, Municipal Securities Trust, and New York Municipal Money, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(++) Managed by an affiliate of Neuberger Berman Management LLC ("Management") and could be deemed an affiliate of the fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Management and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At July 31, 2008, these securities amounted to approximately $1,200,000 or 3.7% of net assets for California Tax-Free Money, approximately $2,825,000 or 3.0% of net assets for Core Bond, approximately $1,473,000 or 7.5% of net assets for Core Plus Bond, approximately $52,315,000 or 19.8% of net assets for High Income, approximately $3,100,000 or 0.4 % of net assets for Municipal Money, approximately $23,365,000 or 3.0% of net assets for New York Municipal Money, approximately $3,789,000 or 4.5% of net assets for Short Duration, approximately $3,028,000 or 26.1% of net assets for Strategic Income, and approximately $255,508,000 or 63.1% of net assets for Cash Reserves.

(E)    All or a portion of this security is on loan.

(B)    Security is guaranteed by the corporate or non-profit obligor.

(O) All or a portion of this security was purchased on a when-issued basis. At July 31, 2008, these securities amounted to $35,375,000 for Core Bond, $2,284,000 for Core Plus Bond, $1,220,000 for High Income, and $1,295,000
       for Strategic Income.

(OO) All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments, financial futures contracts and/or security lending.



For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

                                                       JULY 31, 2008 (UNAUDITED)


(c/c/) At July 31, 2008, open positions in financial futures contracts for Short
       Duration were as follows:

                                                                     UNREALIZED
       EXPIRATION              OPEN CONTRACTS            POSITION   APPRECIATION
       -------------------------------------------------------------------------

       September 2008   134 U.S. Treasury Notes, 2 Year    Long       $104,923

       At July 31, 2008, Short Duration had deposited $404,000 in Fannie Mae Whole Loan, 10.43%, due 8/1/08, to cover margin requirements on open futures contracts.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2008.

(**) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(a) Security is subject to a guarantee provided by ABN AMRO Bank NV, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(f) Security is subject to a guarantee provided by KeyBank, backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Branch Banking & Trust Co., backing 100% of the total principal.

(i) Security is subject to a guarantee provided by BNP Paribas, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(m) Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

(oo) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(p) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

(q) Security is subject to a guarantee provided by Chase Manhattan Bank, backing 100% of the total principal.

(r) Security is subject to a guarantee provided by Banco Bilboa, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(t) Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

(v)    Security is subject to a guarantee provided by Landesbank
       Baden-Wurttemberg, backing 100% of the total principal.

(x) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(y) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(z) Security is subject to a guarantee provided by Natixis Capital Markets, backing 100% of the total principal.



For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

                                                       JULY 31, 2008 (UNAUDITED)


(bb) Security is subject to a guarantee provided by PNC Bank, backing 100% of the total principal.

(cc) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(ff) Security is subject to a guarantee provided by T.D. Banknorth N.A., backing 100% of the total principal.

(hh) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

(ii) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(jj) Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

(kk) Security is subject to a guarantee provided by Federal Home Loan Bank, backing 100% of the total principal.

(ll) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

(mm) Security is subject to a guarantee provided by Westdeutsche Landesbank Girozentrale, backing 100% of the total principal.

(nnn) Security is subject to a guarantee provided by Royal Bank of Canada, backing 100% of the total principal.

(qq) Security is subject to a guarantee provided by Bank of New York, backing 43% of the total principal and California State Teachers' Retirement System, backing 14% of the total principal.



For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     On September 15, 2008 Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code.

     On September 29, 2008 it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC agreed to acquire, subject to certain approvals including the Lehman Brothers Holdings Inc. bankruptcy court approval, Neuberger Berman and the fixed income and certain alternative asset management businesses of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman Brothers Holdings Inc.

     In the meantime, Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Income Funds


By:/s/ Peter E. Sundman
   ---------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:/s/ Peter E. Sundman
   ---------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 29, 2008


By:/s/ John M. McGovern
   ---------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: September 29, 2008